CONTENTS

Statements of Assets and Liabilities........................    2

LINDNER LARGE-CAP FUND
  Letter from the Investment Committee......................    4
  Schedule of Investments...................................    5

LINDNER ASSET ALLOCATION FUND
  Letter from the Investment Committee......................    7
  Schedule of Investments...................................    8

LINDNER UTILITY FUND
  Letter from the Investment Committee......................   11
  Schedule of Investments...................................   12

LINDNER SMALL-CAP FUND
  Letter from the Investment Committee......................   13
  Schedule of Investments...................................   14

LINDNER OPPORTUNITIES FUND
  Letter from the Investment Committee......................   16
  Schedule of Investments...................................   17

LINDNER MARKET NEUTRAL FUND
  Letter from the Investment Committee......................   18
  Schedule of Investments...................................   20

LINDNER GOVERNMENT MONEY MARKET FUND
  Letter from the Investment Committee......................   24
  Schedule of Investments...................................   25

Statements of Operations....................................   26

Statements of Changes in Net Assets.........................   27

Notes to Financial Statements...............................   30

Financial Highlights........................................   36

       MARKET OVERVIEW

            "THE CURRENT MARKET REPRESENTS THE TRIUMPH
          OF THE EXCITING STORY OVER LONG RUN EXPERIENCE"

       The U.S. Stock Market climbed at the beginning of the year 1999, but rising interest rates caused some upheaval through the summer months, as the S&P 500 indices declined 11.2 percent from July 16, 1999 to October 15, 1999. Technology stocks went into action in September and soared during the last three months of the year; ending with the Standard & Poor's 500 Index, heavy with large-capitalization stocks, returning 21%. Even small cap stocks, which have been outperformed by the large cap sector for the past five years, had an impressive showing, with a return of 21.3% for the Russell 2000 Index. The Federal Reserve Board attempted to slow a heated economy and the skyrocketing market by increasing interest rates.

       The Fed raised rates three times for a total of 75 basis points, and yet equity investors were not deterred and the market continued to climb. Long-term bond prices suffered greatly with a 15% decline.

       Not every stock was on the rise in 1999, and in fact 60% of the stocks on the New York Stock Exchange actually dropped in price; and those stocks were kept company by 48% of the stocks trading on the NASDAQ Index.

       Technology and telecommunication stocks were however, the high flyers of 1999 with an overall gain of 74% within the S&P 500 Index, and 1999 marked the fifth consecutive year that technology stocks have shown returns exceeding 20%. This "tech tidal wave" was also mostly responsible for the S&P 500 growth stocks outperforming value stocks, as did those growth stocks of the Russell 2000 Index. Although about half of the stocks on the New York Stock Exchange and the NASDAQ market were not on the rise, 1999 is sure to be
                   ---
       remembered as the year of technology and telecommunications.

       Additional markers of this extraordinary year were the extreme narrowness of market breadth, and the historic return spread between growth and value styles. Volatility was also at historically high levels as the average daily percent change for the S&P 500 came in at nearly 1%. (1987 and 1974 were 2nd and 3rd respectively in the volatility derby.) Perhaps the most noteworthy feature as mentioned above was the spread between the growth and value styles of investing. Using the Russell 3000 Growth and Value indices as proxies, the return spread between the two set a 22-year record of 27.2 points. On a relative basis, growth was five times more rewarding than value.

       In summary, investors seeking accelerating price momentum and accelerating revenues (actual earnings not required) drive today's equity market. Mutual Fund flows reveal the public is sending redemption notices to value funds and buying into aggressive growth funds at record rates. While we do not at this moment see an end to these trends, all of our experience tells us that they will end and reverse. Because we see risk as rising, we have in all the Lindner funds except the Opportunities Fund, reduced our risk exposures.

       To date, each Lindner fund reflects the positive effects of the changes we made and we look forward to continued success in the coming years.

       /s/ Mark T. Finn

       Vice Chairman and Chief Operating Officer,
       Lindner Asset Management Inc.

-------------------------------------------------------------------------------------------------------------
                                             LINDNER INVESTMENTS
-------------------------------------------------------------------------------------------------------------

                                    STATEMENTS OF ASSETS AND LIABILITIES
                                              DECEMBER 31, 1999
                                                 (UNAUDITED)

                                      LINDNER              LINDNER              LINDNER             LINDNER             LINDNER
                                     LARGE-CAP         ASSET ALLOCATION         UTILITY            SMALL-CAP         OPPORTUNITIES
                                        FUND                 FUND                 FUND                FUND                FUND

ASSETS
Investment securities, at value:
  Unaffiliated issuers
    (identified cost of
    $344,732,446,
    $646,786,731, $23,410,045,
    $27,121,269 and
    $1,516,213, respectively)     $ 408,105,574         $ 648,088,956       $  34,759,360       $  32,112,366        $   1,739,612
Cash                                    149,620               277,915              70,381              99,813               90,540
Receivables:
  Investments sold - long             1,994,514               809,523                  --                  --              117,379
  Dividends and interest                176,903             4,237,332              24,578               5,389                  185
  Fund shares sold                           --                31,402                  --               1,973                   --
Receivable for expenses
  reimbursed by advisor                      --                    --                  --                  --               15,471
Other assets                             34,361                73,763               2,444               3,176                   --
                                  -------------         -------------       -------------       -------------       --------------
    Total assets                    410,460,972           653,518,891          34,856,763          32,222,717            1,963,187
                                  -------------         -------------       -------------       -------------       --------------
LIABILITIES
Accounts payable and accrued
  liabilities:
  Investment securities
    purchased                         6,441,832             5,292,551             473,112           1,199,638                   --
  Fund shares redeemed                  322,862             1,926,772              26,287              32,075                   --
Other liabilities:
  Administrator fee (Note 3)                 --                    --                  --                  --                  203
  Management fee (Note 3)               815,177               885,747              18,786              16,770                1,217
  Transfer agent fee (Note 3)            17,273                25,004               1,377               1,477                  101
  Other                                 121,774               125,145               6,739              12,001                   87
                                  -------------         -------------       -------------       -------------       --------------
    Total liabilities                 7,718,918             8,255,219             526,301           1,261,961                1,608
                                  -------------         -------------       -------------       -------------       --------------
NET ASSETS                        $ 402,742,054         $ 645,263,672       $  34,330,462       $  30,960,756        $   1,961,579
                                  =============         =============       =============       =============       ==============

NET ASSETS CONSIST OF:
Capital (par value, $.01 per
  share, and additional
  paid-in capital)                $ 334,386,590         $ 699,772,503       $  22,655,967       $  25,001,687        $   1,740,594
Undistributed net investment
  income                                462,404             5,928,723              22,326             (35,444)                 544
Accumulated net realized gain
  (loss) on investments and
  foreign currency
  transactions                        4,519,924           (61,739,779)            302,809           1,003,416               (2,958)
Net unrealized appreciation on
  investments and translation
  of assets and liabilities in
  foreign currency                   63,373,136             1,302,225          11,349,360           4,991,097              223,399
                                  -------------         -------------       -------------       -------------       --------------
NET ASSETS APPLICABLE TO
  OUTSTANDING SHARES              $ 402,742,054         $ 645,263,672       $  34,330,462       $  30,960,756        $   1,961,579
                                  =============         =============       =============       =============       ==============

NET ASSET VALUE PER SHARE
Investor Shares:
  NET ASSETS                      $ 402,543,543         $ 641,677,824       $  34,330,215       $  29,189,793        $   1,961,579
  SHARES OUTSTANDING                 23,899,059            26,670,245           1,843,509           3,311,854              138,644
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  (NET ASSETS/SHARES
  OUTSTANDING)                    $       16.84         $       24.06       $       18.62       $        8.81        $       14.15
Institutional Shares:
  NET ASSETS                      $     198,511         $   3,585,848       $         247       $   1,770,963
  SHARES OUTSTANDING                     11,870               149,555                  13             201,498
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE
  (NET ASSETS/SHARES
  OUTSTANDING)                    $       16.72         $       23.98       $       18.48       $        8.79
                                  -------------         -------------       -------------       -------------        -------------

2                See Notes to Financial Statements

---------------------------------------------------------------------------------------------
                                       LINDNER INVESTMENTS
---------------------------------------------------------------------------------------------

                              STATEMENTS OF ASSETS AND LIABILITIES
                                        DECEMBER 31, 1999
                                           (UNAUDITED)


                                                  LINDNER
                                                   MARKET
                                                  NEUTRAL
                                                    FUND

ASSETS
Investment securities, at value:
  Unaffiliated issuers (identified cost of
    $17,555,512)                               $  18,078,647
Cash                                                  32,099
Receivables:
  Investments sold - long                          1,201,901
  Dividends and interest                             109,822
  Fund shares sold                                    29,300
  Investments sold - short                        13,445,706
Deposits with brokers for securities sold
  short                                            1,206,527
Other assets                                           1,394
                                               -------------
    Total assets                                  34,105,396
                                               -------------
LIABILITIES
Accounts payable and accrued liabilities:
  Investment securities purchased                  1,184,559
  Investments sold short, at value
    (proceeds $13,445,706)                        14,640,558
  Fund shares redeemed                                 4,052
Other liabilities:
  Management fee (Note 3)                             14,818
  Transfer agent fee (Note 3)                            871
  Other                                                4,668
                                               -------------
    Total liabilities                             15,849,526
                                               -------------
NET ASSETS                                     $  18,255,870
                                               =============

NET ASSETS CONSIST OF:
Capital (par value, $.01 per share, and
  additional paid-in capital)                  $  43,236,744
Undistributed net investment income                   28,594
Accumulated net realized loss on
  investments                                    (24,337,751)
Net unrealized depreciation on investments          (671,717)
                                               -------------
NET ASSETS APPLICABLE TO OUTSTANDING
  SHARES                                       $  18,255,870
                                               =============

NET ASSET VALUE PER SHARE
Investor Shares:
  NET ASSETS                                   $  18,255,752
  SHARES OUTSTANDING                               2,957,831
                                               -------------
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE (NET ASSETS/SHARES
  OUTSTANDING)                                 $        6.17
                                               =============
Institutional Shares:
  NET ASSETS                                   $         118
  SHARES OUTSTANDING                                      18
                                               -------------
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE (NET ASSETS/SHARES
  OUTSTANDING)                                 $        6.55
                                               =============

                                                  LINDNER
                                                 GOVERNMENT
                                                MONEY MARKET
                                                    FUND

ASSETS
Investment securities, at value:
  U.S. Government Agency Securities            $  40,974,741
  Repurchase Agreements                            5,296,000
Cash                                                 111,443
Interest receivable                                  386,630
Unamortized organizational expense (Note 4)            8,102
Other assets                                          13,296
                                               -------------
    Total assets                                  46,790,212
                                               -------------
LIABILITIES
Accounts payable and accrued liabilities:
  Fund shares redeemed                                92,918
  Dividends                                           87,334
  Organizational expense                               9,274
  Administrator fee (Note 3)                           7,739
  Management fee (Note 3)                              5,804
  Transfer agent fee (Note 3)                            978
  Other                                               11,480
                                               -------------
    Total liabilities                                215,527
                                               -------------
NET ASSETS                                     $  46,574,685
                                               =============

NET ASSETS CONSIST OF:
Paid-in capital                                $  46,574,685
                                               =============
SHARES OF BENEFICIAL INTEREST, $1.00 PAR
  VALUE
UNLIMITED SHARES AUTHORIZED, OUTSTANDING          46,574,685
                                               =============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE (NET ASSETS/SHARES
  OUTSTANDING)                                 $        1.00
                                               =============

                 See Notes to Financial Statements                 3

PERFORMANCE SUMMARY

The Lindner Large-Cap Fund had a total return of 11.39 percent in the six months ended December 31, 1999. The performances of the S&P 500 Index and the Russell 1000 were 7.71% and 8.27%, respectively, during the same period.

Many of our technology positions, such as New Era of Networks
(NEON)--up 237% --and Oracle Corporation (ORCL)--up 345%--had large gains over the last quarter of 1999. On the other hand, holdings such as Saks Incorporated (SKS) and Bitech Petroleum (BPU) were down -40.59% and -16.92%, respectively.

The Large-Cap Fund made a successful transition from a relatively small cap portfolio with very little liquidity to a fund of larger cap stocks with much more liquidity and growth potential. Many of our smaller and less liquid stocks were moved out by the end of summer 1999, which allowed the fund to significantly appreciate in the latter half of 1999.

The investment philosophy for the entire fund family has been reviewed for an adjustment to the changing nature of capital markets, shifting closer toward modern financial economics principles. The classical Lindner value approach has been updated to evaluate "value" in relative terms rather than in absolute terms. Under the new approach, the value of a company's equities is evaluated by looking at the firm's current cash flows coupled with the expected future cash flows. Price, in fact, is viewed as a result dependent on investors's expectations.

The increasing volatility of the markets puts stricter risk management requirements on the money management side. The key tool to sound risk management is diversification. Cross-sectional diversification should be applied by broadening the investments universe (i.e., increasing the number of stocks in a portfolio) and adjusting the holding weights accordingly, in order to avoid taking sector/fundamental/company specific bets. On the other hand, time diversification should also be applied by making proper asset allocation decisions to reduce the dependence of the portfolios to specific asset types.

LINDNER LARGE-CAP FUND

PERFORMANCE GRAPH
--------------------------------------------------------------------------
Comparison of change in value of $10,000 invested in the S&P 500
Index and the Lindner Large-Cap Fund--Investor Shares from June 30,
1989 to December 31, 1999 and Institutional Shares from July 12,
1996 to December 31, 1999:

                        [Large-Cap Fund graph]

       PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

                      AVERAGE ANNUAL TOTAL RETURN
        For Investor Shares                  For Institutional Shares
For Periods Ended December 31, 1999    For Periods Ended December 31, 1999
        1 Year       11.32%                     1 Year       11.21%
        5 Year        8.13%                  Inception        2.94%
       10 Year        8.06%

Liquidity is also a major consideration for the fund's holdings in that, if our opinion on a security changes, the market for the security will be broad enough that the securities price will be relatively unaffected by our liquidation.

Since our risk management approach avoids taking large common factor bets, the performance of the fund is primarily dependent on management's stock selection.

/s/ Mark T. Finn

Mark T. Finn
Vice Chairman and
Chief Operating Officer

---------------------------------------------------------------------------------------------
                                       LINDNER INVESTMENTS
---------------------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS - DECEMBER 31, 1999
                                           (UNAUDITED)

                                                          Number of Shares -
                                                           Principal Amount
Name of Issuer and Title of Issue                              of Bonds            Value
-------------------------------------------------------   -----------------   ---------------
LINDNER LARGE-CAP FUND
----------------------

COMMON STOCKS (91.31%)

Biotechnology (2.54%)
  Amgen, Inc.<F*>                                                 160,000     $     9,610,000
  Biochem Pharma, Inc.<F*>                                         29,000             630,750
                                                                              ---------------
                                                                                   10,240,750
                                                                              ---------------
Electrical Equipment (2.65%)
  American Power Conversion Corporation<F*>                       264,600           6,978,825
  Ballard Power Systems, Inc.<F*>                                  43,900           1,237,431
  Cytyc Corporation<F*>                                            40,100           2,448,606
                                                                              ---------------
                                                                                   10,664,862
                                                                              ---------------
Freight (0.68%)
  Airborne Freight Corporation                                    125,000           2,750,000
                                                                              ---------------
Aerospace/Defense (0.70%)
  Alliant Techsystems, Inc.<F*>                                    45,000           2,804,063
                                                                              ---------------
Airlines (1.54%)
  UAL Corporation<F*>                                              80,000           6,205,000
                                                                              ---------------
Apparel & Other Textile Products (0.72%)
  Tommy Hilfiger Corporation<F*>                                  125,000           2,914,063
                                                                              ---------------
Automobiles and Parts (0.44%)
  Mark IV Industries, Inc.                                        100,000           1,768,750
                                                                              ---------------
Brewery (0.83%)
  Anheuser-Busch Companies, Inc.                                   46,900           3,324,038
                                                                              ---------------
Chemicals and Allied Products (0.94%)
  Vulcan Materials Company                                         95,000           3,794,063
                                                                              ---------------
Computer and Electronic Equipment (11.95%)
  3Com Corporation<F*>                                            150,000           7,050,000
  Apple Computer, Inc.<F*>                                         55,000           5,654,688
  Avid Technology, Inc.<F*>                                       154,100           2,012,931
  Cisco Systems, Inc.<F*>                                          50,000           5,356,250
  Compaq Computer Corporation                                     200,000           5,412,500
  Creative Technology Ltd.                                        350,000           6,081,250
  Dell Computer Corporation<F*>                                   101,000           5,151,000
  EMC Corporation<F*>                                              50,000           5,462,500
  International Business Machines Corporation                      55,000           5,940,000
                                                                              ---------------
                                                                                   48,121,119
                                                                              ---------------
Computers Software/Services (13.05%)
  America Online, Inc.<F*>                                         50,000           3,771,875
  Autodesk, Inc.                                                   50,000           1,687,500
  Compuware Corporation<F*>                                        90,000           3,352,500
  Earthlink Network, Inc.<F*>                                      80,000           3,400,000
  Informix Corporation<F*>                                        346,600           3,964,238
  Legato Systems, Inc.<F*>                                        104,000           7,156,500
  Microsoft Corporation<F*>                                        60,000           7,005,000
  MindSpring Enterprises, Inc.<F*>                                 75,000           1,980,473
  New Era of Networks, Inc.<F*>                                   125,000           5,953,125
  Oracle Corporation<F*>                                           60,000           6,723,750
  Rational Software Corporation<F*>                                81,300           3,993,863
  Transaction Systems Architects, Inc.<F*>                        127,000           3,556,000
                                                                              ---------------
                                                                                   52,544,824
                                                                              ---------------

                                                          Number of Shares -
                                                           Principal Amount
Name of Issuer and Title of Issue                              of Bonds            Value
-------------------------------------------------------   -----------------   ---------------

Consumer Staples (1.02%)
  Fort James Corporation                                          150,000     $     4,106,250
                                                                              ---------------
Distributors (1.01%)
  Patterson Dental Company<F*>                                     20,000             852,500
  U.S. Foodservice<F*>                                            191,400           3,205,950
                                                                              ---------------
                                                                                    4,058,450
                                                                              ---------------
Financials (1.94%)
  Comerica, Inc.                                                   75,000           3,501,563
  Federal National Mortgage Association                            60,000           3,746,250
  First Tennessee National Corporation                             20,000             570,000
                                                                              ---------------
                                                                                    7,817,813
                                                                              ---------------
Food and Beverage (2.59%)
  Dean Foods Company                                               88,100           3,501,975
  Flowers Industries, Inc.                                        125,000           1,992,188
  Kroger Company<F*>                                              194,000           3,661,750
  Whitman Corporation                                              95,000           1,276,563
                                                                              ---------------
                                                                                   10,432,476
                                                                              ---------------
Gaming, Lottery & Parimutual Betting (0.75%)
  International Game Technology<F*>                               149,500           3,036,719
                                                                              ---------------
Healthcare (4.06%)
  ALZA Corporation<F*>                                             45,000           1,558,125
  Bristol-Myers Squibb Company                                     70,000           4,493,125
  Covance, Inc.<F*>                                                57,700             623,881
  Express Scripts, Inc.<F*>                                        65,400           4,185,600
  Humana, Inc.<F*>                                                200,000           1,637,500
  Tenet Healthcare Corporation<F*>                                100,000           2,350,000
  Total Renal Care Holdings, Inc.<F*>                             226,500           1,514,719
                                                                              ---------------
                                                                                   16,362,950
                                                                              ---------------
Hotel Operator (1.00%)
  Host Marriott Corporation                                       445,800           3,677,850
  Orbis S.A.<Ff>,<F*>                                              38,102             329,481
                                                                              ---------------
                                                                                    4,007,331
                                                                              ---------------
Insurance (1.58%)
  Catalana Occidente S.A.<Ff>                                      88,988           1,422,631
  Old Republic International Corporation                          230,000           3,133,750
  W.R. Berkley Corporation                                         85,800           1,791,075
                                                                              ---------------
                                                                                    6,347,456
                                                                              ---------------
Investment Banking/Brokerage (1.11%)
  Lehman Brothers Holdings, Inc.                                   28,400           2,405,125
  Morgan Stanley Dean Witter & Company                             14,600           2,084,150
                                                                              ---------------
                                                                                    4,489,275
                                                                              ---------------
Leisure/Entertainment (0.56%)
  Carnival Corporation                                             47,300           2,261,531
                                                                              ---------------
Manufacturing (6.70%)
  Diebold, Inc.                                                   175,000           4,112,500
  Pall Corporation                                                169,400           3,652,688
  Smurfit-Stone Container Corporation<F*>                         150,000           3,675,000
  Tecumseh Products Company - Class B                               6,600             275,550
  TransTechnology Corporation                                     184,950           2,046,009


                 See Notes to Financial Statements                 5

---------------------------------------------------------------------------------------------
                                       LINDNER INVESTMENTS
---------------------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS - DECEMBER 31, 1999
                                           (UNAUDITED)

                                                          Number of Shares -
                                                           Principal Amount
Name of Issuer and Title of Issue                              of Bonds            Value
-------------------------------------------------------   -----------------   ---------------
LINDNER LARGE-CAP FUND
----------------------
Manufacturing (continued)
  Tyco International Ltd.                                         120,000     $     4,665,000
  USG Corporation                                                  75,000           3,534,375
  Windmere-Durable Holdings, Inc.                                 188,400           3,202,800
  York International Corporation                                   65,800           1,805,388
                                                                              ---------------
                                                                                   26,969,310
                                                                              ---------------
Oil & Gas Exploration and Production (0.73%)
  Bitech Petroleum Corporation<Ff>,<F*>                         3,937,595           2,930,202
                                                                              ---------------
Restaurants and Food Preparation (0.36%)
  Bob Evans Farms, Inc.                                            54,800             845,975
  Starbucks Corporation<F*>                                        25,000             606,250
                                                                              ---------------
                                                                                    1,452,225
                                                                              ---------------
Retail (4.10%)
  Best Buy Company, Inc.<F*>                                       63,000           3,161,813
  CDW Computer Centers, Inc.<F*>                                   55,100           4,332,238
  Circuit City Stores, Inc.                                        35,000           1,577,188
  Consolidated Stores Corporation<F*>                             250,000           4,062,500
  Dollar Tree Stores, Inc.<F*>                                     20,000             968,750
  Saks, Inc.<F*>                                                  155,000           2,412,188
                                                                              ---------------
                                                                                   16,514,677
                                                                              ---------------
Retail - Specialty (3.19%)
  AnnTaylor Stores Corporation<F*>                                107,800           3,712,363
  Autozone, Inc.<F*>                                              140,000           4,523,750
  Borders Group, Inc.<F*>                                         280,000           4,497,500
  PETsMART, Inc.<F*>                                               20,000             115,000
                                                                              ---------------
                                                                                   12,848,613
                                                                              ---------------
Semiconducters (0.91%)
  RF Micro Devices, Inc.<F*>                                       20,400           1,396,125
  Xilinx, Inc.<F*>                                                 50,000           2,273,440
                                                                              ---------------
                                                                                    3,669,565
                                                                              ---------------
Services (8.84%)
  Cadence Design Systems, Inc.<F*>                                325,000           7,800,000
  Cendant Corporation<F*>                                         145,000           3,851,563
  Computer Sciences Corporation<F*>                                15,000           1,419,375
  CSG Systems International, Inc.<F*>                             180,000           7,177,500
  DeVry, Inc.<F*>                                                  50,000             931,250
  Keane, Inc.                                                     143,700           4,562,475
  Manpower, Inc.                                                  120,000           4,515,000
  Omnicom Group, Inc.                                              24,600           2,460,000
  The Interpublic Group of Companies, Inc.                         50,000           2,884,375
                                                                              ---------------
                                                                                   35,601,538
                                                                              ---------------
Technology (0.41%)
  Tellabs, Inc.<F*>                                                26,000           1,668,875
                                                                              ---------------
Telecommunications Equipment (3.93%)
  General Instrument Corporation<F*>                              140,000          11,900,000
  World Access, Inc.<F*>                                          203,500           3,917,375
                                                                              ---------------
                                                                                   15,817,375
                                                                              ---------------

                                                          Number of Shares -
                                                           Principal Amount
Name of Issuer and Title of Issue                              of Bonds            Value
-------------------------------------------------------   -----------------   ---------------

Telecommunications Service (4.18%)
  AT & T Corporation<F*>                                          105,000     $     5,328,750
  BellSouth Telecommunications, Inc.<F*>                           25,000           1,170,313
  Centurytel, Inc.                                                 36,600           1,733,925
  Qwest Communications International, Inc.<F*>                    200,000           8,600,000
                                                                              ---------------
                                                                                   16,832,988
                                                                              ---------------
Transportation (0.78%)
  MIF Ltd., - Rule 144A<F*>,<Fr>
  (Acquired 12/20/96 - 4/10/97, Cost $4,250,000)                  312,732           3,129,158
                                                                              ---------------
Utilities (0.55%)
  UniSource Energy Corporation                                    200,000           2,237,500
                                                                              ---------------
Miscellaneous (4.97%)                                                              20,024,689
                                                                              ---------------
Total Common Stocks (Cost $304,375,370)                                           367,748,498
                                                                              ---------------

U.S. GOVERNMENT AGENCY SECURITIES (10.02%)

  FHLBDN, 1/14/00                                          $      400,000             399,177
  FMCDN, 1/11/00                                                  200,000             199,692
  FMCDN, 1/12/00                                                  500,000             499,134
  FMCDN, 1/13/00                                                7,800,000           7,785,447
  FMCDN, 1/25/00                                               10,800,000          10,759,176
  FMCDN, 1/28/00                                               19,000,000          18,919,203
  FNMADN, 1/18/00                                               1,800,000           1,795,247
                                                                              ---------------
Total U.S. Government Agency Securities (Cost
  $40,357,076)                                                                     40,357,076
                                                                              ---------------
Total Investments (Cost $344,732,446)                              101.33%        408,105,574

Excess of Liabilities over Other Assets                             (1.33%)        (5,363,520)
                                                           ----------------   ---------------
Net Assets                                                         100.00%    $   402,742,054
                                                           ================   ===============

<F*>Non-income producing
<Ff>Denotes security primarily traded in foreign markets
<Fr>Denotes security is restricted as to resale. The aggregate value of restricted securities at December 31, 1999 was $3,129,158 which represented .78% of net assets
FHLBDN = Federal Home Loan Banks Discount Note
FMCDN = Federal Home Loan Mortgage Corporation Discount Note
FNMADN = Federal National Mortgage Association Discount Note

6                See Notes to Financial Statements

PERFORMANCE SUMMARY

The Lindner Asset Allocation Fund had a total return of 5.90 percent in the six months ended December 31, 1999. The performances of the Russell 1000 Index and the S&P 500 Index were 8.27% and 7.71% respectively, over the same period.

The fund's asset mix was 62.5% equity and 37.5% fixed income over last half of 1999. The technology and telecommunications stocks once again outperformed all other sectors. Northern Telecom (NT) up 133% and Metricom (MCOM) up 293%, were leaders for the Asset Allocation Fund. Albertson's, Inc. (ABS) and Western Resources, Inc. (WR) detracted from the fund's performance with declines of -45.19% and -32.98%, respectively.

The structural changes that were made to the fund over the spring/summer 1999 appear to be working as planned. The fund has moved out of the small cap and less liquid stocks and into larger cap and more liquid S&P 500 stocks.

The investment philosophy for the entire fund family has been reviewed for an adjustment to the changing nature of capital markets, shifting closer toward modern financial economics principles. The classical Lindner value approach has been updated to evaluate "value" in relative terms rather than in absolute terms. Under the new approach, the value of a company's equities is evaluated by looking at the firm's current cash flows coupled with the expected future cash flows. Price, in fact, is viewed as a result dependent on investors's expectations.

The increasing volatility of the markets puts stricter risk management requirements on the money management side. The key tool to sound risk management is diversification. Cross-sectional diversification should be applied by broadening the investments universe (i.e., increasing the number of stocks in a portfolio) and adjusting the holding weights accordingly, in order to avoid taking sector/fundamental/company specific bets. On the other hand, time diversification should also be applied by making proper asset allocation decisions to reduce the dependence of the portfolios to specific asset types. Liquidity is also a major consideration for the

LINDNER ASSET ALLOCATION FUND

PERFORMANCE GRAPH
--------------------------------------------------------------------------
Comparison of change in value of $10,000 invested in the S&P 500
Index and the Lindner Asset Allocation Fund--Investor Shares from
June 30, 1989 to December 31, 1999 and Institutional Shares from
July 9, 1996 to December 31, 1999:

                     [Asset Allocation Fund graph]

        PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

                      AVERAGE ANNUAL TOTAL RETURN
         For Investor Shares                 For Institutional Shares
For Periods Ended December 31, 1999    For Periods Ended December 31, 1999
        1 Year       10.00%                       1 Year        9.80%
        5 Year       10.29%                    Inception        6.71%
       10 Year       10.09%

fund's holdings in that, if our opinion on a security changes, the market for the security will be broad enough that the securities price will be relatively unaffected by our liquidation.

Since our risk management approach avoids taking large common factor bets, the performance of the fund is more a reflection the management's stock selection.

/s/ Mark T. Finn

Mark T. Finn
Vice Chairman and
Chief Operating Officer

---------------------------------------------------------------------------------------------
                                       LINDNER INVESTMENTS
---------------------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS - DECEMBER 31, 1999
                                           (UNAUDITED)
                                                         Number of Shares -
                                                          Principal Amount
Name of Issuer and Title of Issue                             of Bonds             Value
-------------------------------------------------------  ------------------   ---------------

LINDNER ASSET ALLOCATION FUND
-----------------------------

COMMON STOCKS (55.73%)

Building Materials (0.44%)
  Armstrong World Industries, Inc.                                 85,000     $     2,836,875
                                                                              ---------------
Electrical Equipment (2.32%)
  Cooper Industries, Inc.                                          75,300           3,044,944
  Emerson Electric Company                                        100,000           5,737,500
  General Electric Company                                         40,000           6,190,000
                                                                              ---------------
                                                                                   14,972,444
                                                                              ---------------
Photography/Imaging (0.67%)
  Eastman Kodak Company                                            65,000           4,306,250
                                                                              ---------------
Aerospace/Defense (1.26%)
  Boeing Company                                                   90,000           3,740,625
  Lockheed Martin Corporation                                     200,000           4,375,000
                                                                              ---------------
                                                                                    8,115,625
                                                                              ---------------
Apparel & Other Textile Products (1.18%)
  Liz Claiborne, Inc.                                             115,000           4,326,875
  VF Corporation                                                  110,000           3,300,000
                                                                              ---------------
                                                                                    7,626,875
                                                                              ---------------
Automobiles and Parts (1.08%)
  Dana Corporation                                                100,000           2,993,750
  General Motors Corporation                                       55,000           3,997,813
                                                                              ---------------
                                                                                    6,991,563
                                                                              ---------------
Brewery (1.36%)
  Anheuser-Busch Companies, Inc.                                  100,000           7,087,500
  Brown-Forman Corporation                                         30,000           1,717,500
                                                                              ---------------
                                                                                    8,805,000
                                                                              ---------------
Chemicals and Allied Products (1.76%)
  E. I. du Pont de Nemours and Company                             65,000           4,281,875
  Engelhard Corporation                                           200,200           3,778,775
  Lyondell Chemical Company                                       260,000           3,315,000
                                                                              ---------------
                                                                                   11,375,650
                                                                              ---------------
Communication Services (1.18%)
  Comcast Corporation, Class A<F*>                                150,000           7,584,375
                                                                              ---------------
Computer and Electronic Equipment (2.82%)
  Cisco Systems, Inc.<F*>                                          72,500           7,766,563
  Compaq Computer Corporation                                     165,000           4,465,313
  International Business Machines Corporation                      55,000           5,940,000
                                                                              ---------------
                                                                                   18,171,876
                                                                              ---------------
Computers Software/Services (2.93%)
  BMC Software, Inc.<F*>                                           80,000           6,395,000
  Microsoft Corporation<F*>                                        96,200          11,231,350
  Shared Medical Systems Corporation                               25,000           1,273,438
                                                                              ---------------
                                                                                   18,899,788
                                                                              ---------------
Consumer Staples (0.85%)
  Procter & Gamble Company                                         50,000           5,478,125
                                                                              ---------------
Financials (2.49%)
  Citigroup, Inc.                                                  15,000             833,438
  Federal National Mortgage Association                            60,000           3,746,250


                                                         Number of Shares -
                                                          Principal Amount
Name of Issuer and Title of Issue                             of Bonds             Value
-------------------------------------------------------  ------------------   ---------------


Financials (continued)
  Household International, Inc.                                    92,100     $     3,430,725
  WFC Holdings Corporation                                        200,000           8,087,500
                                                                              ---------------
                                                                                   16,097,913
                                                                              ---------------
Food and Beverage (0.54%)
  Ball Corporation                                                 88,700           3,492,563
                                                                              ---------------
Healthcare (3.62%)
  Abbott Laboratories                                             100,000           3,631,250
  Becton, Dickinson and Company                                   160,000           4,280,000
  Medtronic, Inc.                                                  30,000           1,093,125
  Merck & Company, Inc.                                           100,000           6,706,250
  Pfizer, Inc.                                                     10,000             324,375
  Pharmacia & Upjohn, Inc.                                         21,700             976,500
  Schering-Plough Corporation                                     150,000           6,328,125
                                                                              ---------------
                                                                                   23,339,625
                                                                              ---------------
Insurance (1.76%)
  CIGNA Corporation<F*>                                            50,000           4,028,125
  Torchmark Corporation                                           135,000           3,923,438
  Travelers Property Casualty Corporation                         100,000           3,425,000
                                                                              ---------------
                                                                                   11,376,563
                                                                              ---------------
Leisure/Entertainment (1.65%)
  Carnival Corporation                                             30,000           1,434,375
  Harley-Davidson, Inc.                                            75,000           4,804,688
  Walt Disney Company                                             150,000           4,387,500
                                                                              ---------------
                                                                                   10,626,563
                                                                              ---------------
Manufacturing (4.39%)
  Briggs & Stratton Corporation                                    72,300           3,877,088
  Corning, Inc.                                                    25,000           3,223,438
  Ingersoll-Rand Company                                          100,000           5,506,250
  Johns Manville Corporation                                      133,200           1,864,800
  Minnesota Mining and Manufacturing Company                       50,000           4,893,750
  National Service Industries, Inc.                                93,800           2,767,100
  Whirlpool Corporation                                            95,000           6,180,938
                                                                              ---------------
                                                                                   28,313,364
                                                                              ---------------
Oil & Gas Exploration and Production (1.13%)
  Exxon Mobile Corporation                                         60,000           4,833,750
  USX-Marathon Group                                              100,000           2,468,750
                                                                              ---------------
                                                                                    7,302,500
                                                                              ---------------
Paper, Printing and Publishing (0.90%)
  Tribune Company                                                 105,000           5,781,563
                                                                              ---------------
Restaurants and Food Preparation (0.62%)
  McDonald's Corporation                                          100,000           4,031,250
                                                                              ---------------
Retail (3.30%)
  Albertson's, Inc.                                               100,000           3,225,000
  CVS Corporation                                                  87,400           3,490,538
  Delhaize America, Inc.                                            8,233             167,233
  Dillard's, Inc.                                                 125,000           2,523,438
  Sherwin-Williams Company                                        175,000           3,675,000
  Wal-Mart Stores, Inc.                                            95,000           6,566,875
  Walgreen Company                                                 40,000           1,170,000
  Winn-Dixie Stores, Inc.                                          20,000             478,750
                                                                              ---------------
                                                                                   21,296,834
                                                                              ---------------

8                See Notes to Financial Statements

---------------------------------------------------------------------------------------------
                                       LINDNER INVESTMENTS
---------------------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS - DECEMBER 31, 1999
                                           (UNAUDITED)

                                                         Number of Shares -
                                                          Principal Amount
Name of Issuer and Title of Issue                             of Bonds            Value
-------------------------------------------------------  ------------------   ---------------

LINDNER ASSET ALLOCATION FUND
-----------------------------
Retail - Specialty (1.19%)
  Autonation, Inc.<F*>                                            230,200     $     2,129,350
  Lowe's Companies, Inc.                                           70,000           4,182,500
  The Gap, Inc.                                                    30,000           1,380,000
                                                                              ---------------
                                                                                    7,691,850
                                                                              ---------------
Semiconducters (0.70%)
  Intel Corporation                                                55,000           4,527,188
                                                                              ---------------
Services (0.87%)
  Equifax, Inc.                                                   115,000           2,709,688
  Pitney Bowes, Inc.                                               60,000           2,898,750
                                                                              ---------------
                                                                                    5,608,438
                                                                              ---------------
Steel Production (0.69%)
  Worthington Industries, Inc.                                    270,500           4,480,156
                                                                              ---------------
Telecommunications Equipment (6.33%)
  Andrew Corporation<F*>                                          275,000           5,207,813
  Lucent Technologies, Inc.                                        80,000           5,985,000
  Metricom, Inc.<F*>                                              166,242          13,070,777
  Nortel Networks Corporation                                     120,000          12,120,000
  Scientific-Atlanta, Inc.                                         80,000           4,450,000
                                                                              ---------------
                                                                                   40,833,590
                                                                              ---------------
Telecommunications Service (1.57%)
  AT & T Corporation                                              145,000           7,358,750
  Bell Atlantic Corporation                                        45,000           2,770,313
                                                                              ---------------
                                                                                   10,129,063
                                                                              ---------------
Utilities (1.38%)
  Ameren Corporation (formerly Union Electric Company)            150,000           4,912,500
  FPL Group, Inc.                                                  40,000           1,712,500
  Western Resources, Inc.                                         133,000           2,261,000
                                                                              ---------------
                                                                                    8,886,000
                                                                              ---------------
Miscellaneous (4.75%)                                                              30,645,827
                                                                              ---------------
Total Common Stocks (Cost $344,753,510)                                           359,625,296
                                                                              ---------------
PREFERRED STOCKS (29.86%)

Financials (0.59%)
  LSB Industries, Inc., $3.25 convertible                         422,700           3,804,300
                                                                              ---------------
Airlines (1.94%)
  Trans World Airlines, Inc., 8% convertible                    1,192,400          12,520,200
                                                                              ---------------
Basic Materials (1.33%)
  USX Corporation, 6.5% convertible                               200,000           8,550,000
                                                                              ---------------
Consumer Cyclicals (2.32%)
  Cendant Corporation, 7.5% convertible                           400,000          14,950,000
                                                                              ---------------
Energy (0.58%)
  Belco Oil & Gas Corporation, 6.5% convertible                   246,600           3,745,238
                                                                              ---------------


                                                         Number of Shares -
                                                          Principal Amount
Name of Issuer and Title of Issue                             of Bonds            Value
-------------------------------------------------------  ------------------   ---------------

Financials (1.44%)
  Credit Lyonnais Capital S.C.A., 9.5%, - Rule 144A<Fr>
    (Acquired 7/12/93, Cost $5,000,000)                           200,000     $     5,100,000
  Nuevo Financing Trust, 5.75% convertible                        155,000           4,223,750
                                                                              ---------------
                                                                                    9,323,750
                                                                              ---------------
Food and Beverage (1.35%)
  Chiquita Brands International, Inc. $2.875 Series A
    convertible                                                   445,600           8,689,200
                                                                              ---------------
Healthcare (0.38%)
  NeoRX Corporation, $2.475 convertible                           139,277           2,419,938
                                                                              ---------------
Insurance (0.86%)
  AICI Capital Trust, 9%                                          400,000           5,575,000
                                                                              ---------------
Real Estate Invesment Trusts (0.29%)
  Capstead Mortgage Corporation, $1.26 convertible                200,000           1,900,000
                                                                              ---------------
Telecommunications Service (10.46%)
  Nextlink Communications, Inc. 6.50% convertible                 100,000          19,150,000
  Omnipoint Corporation, 7% convertible                           250,000          48,375,000
                                                                              ---------------
                                                                                   67,525,000
                                                                              ---------------
Utilities (8.32%)
  Lasmo PLC, Series A, 10%                                        492,600          12,499,725
  Unocal Corporation, $3.125 convertible                          250,000          12,312,500
  Weatherford International, Inc., 5% convertible                 300,000          11,325,000
  Western Gas Resources, Inc., $2.625 convertible                 655,000          17,521,250
                                                                              ---------------
                                                                                   53,658,475
                                                                              ---------------
Total Preferred Stocks (Cost $197,285,817)                                        192,661,101
                                                                              ---------------
NON-CONVERTIBLE BONDS (8.56%)

Airlines (1.33%)
  Trans World Airlines, Inc., 12%, due 2002                $   10,750,000           8,573,125
                                                                              ---------------
Basic Materials (1.84%)
  Kaiser Aluminum & Chemical Corporation, 9.875%, due
    2002                                                       12,000,000          11,880,000
                                                                              ---------------
Consumer Cyclicals (2.09%)
  Hartmarx Corporation, 10.875%, due 2002                      13,555,000          13,487,225
                                                                              ---------------
Financials (2.36%)
  Beal Financial Corp., 12.75%, due
    8/15/00                                                    15,100,000          15,194,375
                                                                              ---------------
Utilities (0.94%)
  Texas-New Mexico Power Company, 9.25%, due 2000               6,000,000           6,073,260
                                                                              ---------------

                 See Notes to Financial Statements                 9

---------------------------------------------------------------------------------------------
                                       LINDNER INVESTMENTS
---------------------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS - DECEMBER 31, 1999
                                           (UNAUDITED)

                                                         Number of Shares -
                                                          Principal Amount
Name of Issuer and Title of Issue                             of Bonds             Value
-------------------------------------------------------  ------------------   ---------------

LINDNER ASSET ALLOCATION FUND
-----------------------------
Total Non-Convertible Bonds (Cost $57,873,592)                                $    55,207,985
                                                                              ---------------
CONVERTIBLE BONDS (1.58%)

Computer and Electronic Equipment (0.47%)
  Quantum Corporation, 7%, due 2004                        $    4,000,000           3,040,000
                                                                              ---------------
Mining (0.42%)
  Uranium Resources, Inc., 6.5%, due 2000 - Rule
    144A<Fr>,<F#> (Acquired
    5/25/95, Cost $4,500,000)                                   4,500,000           2,700,000
                                                                              ---------------
Real Estate Investment Trust (0.69%)
  Sizeler Property Investors, Inc., 8%, due 2003                4,900,000           4,446,750
                                                                              ---------------
Total Convertible Bonds (Cost $16,465,988)                                         10,186,750
                                                                              ---------------

                                                         Number of Shares -
                                                          Principal Amount
Name of Issuer and Title of Issue                             of Bonds             Value
-------------------------------------------------------  ------------------   ---------------


U.S. GOVERNMENT AGENCY SECURITIES (4.71%)

  FHLBDN, 1/14/00                                          $   13,000,000     $    12,973,242
  FHLBDN, 1/28/00                                               5,174,000           5,151,998
  FMCDN, 1/12/00                                                1,400,000           1,397,575
  FMCDN, 1/13/00                                                  500,000             499,055
  FMCDN, 1/25/00                                                7,010,000           6,983,502
  FMCDN, 1/27/00                                                3,116,000           3,103,240
  FNMADN, 1/18/00                                                 300,000             299,212
                                                                              ---------------
Total U.S. Government Agency Securities (Cost
  $30,407,824)                                                                     30,407,824
                                                                              ---------------
Total Investments (Cost $646,786,731)                              100.44%        648,088,956

Excess of Liabilities over Other Assets                             (0.44%)        (2,825,284)
                                                           ---------------    ---------------
Net Assets                                                         100.00%    $   645,263,672
                                                           ===============    ===============

<F*>Non-income producing
<Fr>Denotes security is restricted as to resale. The aggregate value of restricted securities at December 31, 1999 was $7,800,000 which represented 1.21% of net assets
<F#>Denotes bond is in default
FHLBDN = Federal Home Loan Banks Discount Note
FMCDN = Federal Home Loan Mortgage Corporation Discount Note
FNMADN = Federal National Mortgage Association Discount Note

10               See Notes to Financial Statements

PERFORMANCE SUMMARY

The Lindner Utility Fund had a total return of 28.86 percent in the six months ended December 31, 1999, and ended the year as the number one Utility Fund<F1> in the country. The performance of the S&P Utilities Index and the Russell 2000 Index were -9.88% and 11.09%, respectively, over the same six months.

The Lindner Utility Fund has benefited greatly from the appreciation of the telecommunications sector. Omnipoint (OMPT) was our largest holding and increased in value 317% during the last six months of 1999. Our telecommunications and technology stocks far exceeded the performance of our traditional utility stocks in the portfolio. The fund also benefited from the removal of some of the lower performing and less liquid stocks that were sold over summer 1999. Of course, not every stock in the portfolio was a winner. Northpoint Communications (NPNT) and FPL Group (FPL) each had a negative impact on the fund with declines of -20.85% and - 19.96% respectively over the period.

The investment philosophy for the entire fund family has been reviewed for an adjustment to the changing nature of capital markets, shifting closer toward modern financial economics principles. The classical Lindner value approach has been updated to evaluate "value" in relative terms rather than in absolute terms. Under the new approach, the value of a company's equities is evaluated by looking at the firm's current cash flows coupled with the expected future cash flows. Price, in fact, is viewed as a result dependent on investors's expectations.

The increasing volatility of the markets puts stricter risk management requirements on the money management side. The key tool to sound risk management is diversification. Cross-sectional diversification should be applied by broadening the investments universe (i.e., increasing the number of stocks in a portfolio) and adjusting the holding weights accordingly, in order to avoid taking sector/fundamental/company specific bets. On the other hand, time diversification should also be applied by making proper asset allocation decisions to reduce the dependence of the portfolios to specific asset types. Liquidity is also a major consideration for the fund's holdings in that, if our opinion on a

LINDNER UTILITY FUND

PERFORMANCE GRAPH
-------------------------------------------------------------------
Comparison of change in value of $10,000 invested in the Dow Jones Utility Index, the NYSE Utilities Index and the Lindner Utility Fund--Investor Shares from October 4, 1993 to December 31, 1999 and Institutional Shares from October 31, 1996 to December 31, 1999:

                        [Utility Fund graph]

      PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

                     AVERAGE ANNUAL TOTAL RETURN
          For Investor Shares                 For Institutional Shares
For Periods Ended December 31, 1999     For Periods Ended December 31, 1999
          1 Year       60.46%                     1 Year       59.23%
          5 Year       21.88%                  Inception       20.97%
       Inception       18.11%

security changes, the market for the security will be broad enough that the securities price will be relatively unaffected by our liquidation.

Since our risk management approach avoids taking large common factor bets, the performance of the fund becomes dependent on management's stock selection skill.

/s/ Mark T. Finn

Mark T. Finn
Vice Chairman and
Chief Operating Officer

[FN]
<F1> Data and analysis provided by the authoritative Lipper Inc.
     shows the Lindner Utility Fund is ranked #1 out of 100 funds for the one year period ended December 31, 1999. The fund was ranked 12 out of 65 for the five year period ended December 31, 1999.

---------------------------------------------------------------------------------------------
                                       LINDNER INVESTMENTS
---------------------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS - DECEMBER 31, 1999
                                           (UNAUDITED)

                                                         Number of Shares -
                                                          Principal Amount
Name of Issuer and Title of Issue                             of Bonds             Value
-------------------------------------------------------  ------------------   ---------------

LINDNER UTILITY FUND
--------------------

COMMON STOCKS (68.28%)

Electrical Equipment (1.67%)
  Emerson Electric Company                                         10,000     $       573,750
                                                                              ---------------
Broadcast/Media (1.98%)
  RCN Corporation<F*>                                              14,000             679,000
                                                                              ---------------
Consumer Staples (2.48%)
  AT&T Corporation Class A Liberty Media Group
    Shares<F*>                                                     15,000             851,250
                                                                              ---------------
Distributors (1.15%)
  Cellstar Corporation<F*>                                         40,000             395,000
                                                                              ---------------
Natural Gas Pipeline (3.62%)
  Enron Corporation                                                28,000           1,242,500
                                                                              ---------------
Oil & Gas Exploration and Production (0.74%)
  Esenjay Exploration, Inc.<F*>                                   135,200             253,500
                                                                              ---------------
Oilfield Services (1.18%)
  Transocean Offshore, Inc.                                        12,000             404,250
                                                                              ---------------
Telecommunications Equipment (4.59%)
  Com21, Inc.<F*>                                                  10,000             224,375
  Northpoint Communications Group, Inc.<F*>                        25,000             600,000
  Westell Technologies, Inc.<F*>                                   70,000             752,500
                                                                              ---------------
                                                                                    1,576,875
                                                                              ---------------
Telecommunications Service (29.10%)
  AT & T Corporation                                               20,000           1,015,000
  Covad Communications Group, Inc.<F*>                             17,500             978,906
  GTE Corporation                                                   8,000             564,500
  MCI/Worldcom, Inc.<F*>                                           31,047           1,647,431
  McLeodUSA, Inc., Class A<F*>                                     14,000             824,250
  Nextel Communications, Inc.<F*>                                  13,000           1,340,625
  Qwest Communications International, Inc.<F*>                     10,000             430,000
  Rogers Cantel Mobile Communications, Inc., Class B<F*>           17,000             420,750
  SBC Communications, Inc.                                         10,000             487,500
  Western Wireless Corporation<F*>                                 15,000           1,001,250
  Winstar Communications, Inc.<F*>                                 17,000           1,279,250
                                                                              ---------------
                                                                                    9,989,462
                                                                              ---------------
Utilities (16.77%)
  Central and South West Corporation                               10,000             200,000
  CMP Group, Inc.                                                  15,000             413,438
  Edison International                                             20,000             523,750
  FPL Group, Inc.                                                  18,000             770,625
  IPALCO Enterprises, Inc.                                         17,500             298,594
  LG&E Energy Corporation                                          15,000             261,563
  MidAmerican Energy Holdings Company                              15,000             505,313
  New Century Energies, Inc.                                        5,000             151,875


                                                         Number of Shares -
                                                          Principal Amount
Name of Issuer and Title of Issue                             of Bonds             Value
-------------------------------------------------------  ------------------   ---------------


Utilities (continued)
  Pinnacle West Capital Corporation                                15,000     $       458,438
  Potomac Electric Power Company                                   12,000             275,250
  TECO Energy, Inc.                                                30,000             556,875
  Texas Utilities Company                                          10,000             355,625
  The AES Corporation                                               8,000             598,000
  Wisconsin Energy Corporation                                     20,000             385,000
                                                                              ---------------
                                                                                    5,754,346
                                                                              ---------------
Miscellaneous (5.00%)                                                               1,719,276
                                                                              ---------------
Total Common Stocks (Cost $18,354,265)                                             23,439,209
                                                                              ---------------

PREFERRED STOCKS (22.80%)
Telecommunications Service (22.80%)
  Nextlink Communications, Inc., 6.50% convertible                  5,000             957,500
  Omnipoint Corporation, 7% convertible                            30,000           5,805,000
  Qwest Trends Trust, 5.75% convertible - Rule 144A<Fr>
    (Acquired 12/15/98 - 12/17/98, Cost $626,875)                  15,000           1,065,000
                                                                              ---------------
                                                                                    7,827,500
                                                                              ---------------
Total Preferred Stocks (Cost $1,563,129)                                            7,827,500
                                                                              ---------------

U.S. GOVERNMENT AGENCY SECURITIES (10.17%)

  FMCDN, 1/11/00                                           $    1,100,000           1,098,300
  FMCDN, 1/25/00                                                  100,000              99,622
  FMCDN,1/13/00                                                 1,000,000             998,145
  FNMADN, 1/18/00                                               1,300,000           1,296,584
                                                                              ---------------
Total U.S. Government Agency Securities
  (Cost $3,492,651)                                                                 3,492,651
                                                                              ---------------
Total Investments (Cost $23,410,045)                               101.25%         34,759,360

Excess of Liabilities over Other Assets                             (1.25%)          (428,898)
                                                            --------------    ---------------
Net Assets                                                         100.00%    $    34,330,462
                                                            ==============    ===============

<F*>Non-income producing
<Fr>Denotes security is restricted as to resale. The aggregate value of restricted securities at December 31, 1999 was $1,065,000 which represented 3.10% of net assets
FMCDN = Federal Home Loan Mortgage Corporation Discount Note
FNMADN = Federal National Mortgage Association Discount Note

12               See Notes to Financial Statements

PERFORMANCE SUMMARY

The Lindner Small-Cap Fund had a total return of 11.21 percent in the six months ended December 31, 1999. The performance of the Russell 2000 Index over the same six months was 11.09%.

The Small cap stocks overall had a better 1999 than has been experienced in several years. The Lindner Small-Cap Fund shed some of the lower performers and was rewarded with a 20.8% upswing in the final three mohnths of 1999. Technology and telecommunications stocks moved the markets and our fund. The Small-Cap Fund was lead by Xircom (XIRC) up 201%, Proxim (PROX) up 113%, and Teletech Holdings (TTEC) up 357%. On the downside, TCBY Enterprises (TBY) and Pediatrix Medical Group (PDX) declined -38.82% and -67%, respectively.

The investment philosophy for the entire fund family has been reviewed for an adjustment to the changing nature of capital markets, shifting closer toward modern financial economics principles. The classical Lindner value approach has been updated to evaluate "value" in relative terms rather than in absolute terms. Under the new approach, the value of a company's equities is evaluated by looking at the firm's current cash flows coupled with the expected future cash flows. Price, in fact, is viewed as a result dependent on investors's expectations.

The increasing volatility of the markets puts stricter risk management requirements on the money management side. The key tool to sound risk management is diversification. Cross-sectional diversification should be applied by broadening the investments universe (i.e., increasing the number of stocks in a portfolio) and adjusting the holding weights accordingly, in order to avoid taking sector/fundamental/company specific bets. On the other hand, time diversification should also be applied by making proper asset allocation decisions to reduce the dependence of the portfolios to specific asset types. Liquidity is also a major consideration for the fund's holdings in that, if our opinion on a security changes, the market for the security will be broad enough that the securities price will be relatively unaffected by our liquidation.

LINDNER SMALL-CAP FUND

PERFORMANCE GRAPH
--------------------------------------------------------------------------
Comparison of change in value of $10,000 invested in the Russell
2000 Index and the Lindner Small-Cap Fund--Investor Shares from
January 24, 1994 to December 31, 1999 and Institutional Shares from November 1, 1996 to December 31, 1999:

                          [Small-Cap Fund graph]

         PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

                        AVERAGE ANNUAL TOTAL RETURN
         For Investor Shares                 For Institutional Shares
For Periods Ended December 31, 1999    For Periods Ended December 31, 1999
           1 Year       18.41%                   1 Year       18.09%
           5 Year       17.61%                Inception       14.82%
        Inception       14.27%

Since our risk management approach avoids taking large common factor bets, the performance of the fund becomes more a function of the management's stock picking skill.

/s/ Mark T. Finn

Mark T. Finn
Vice Chairman and
Chief Operating Officer

---------------------------------------------------------------------------------------------
                                       LINDNER INVESTMENTS
---------------------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS - DECEMBER 31, 1999
                                           (UNAUDITED)

                                                         Number of Shares -
                                                          Principal Amount
Name of Issuer and Title of Issue                             of Bonds             Value
-------------------------------------------------------  ------------------   ---------------

LINDNER SMALL-CAP FUND
----------------------

COMMON STOCKS (91.15%)

Biotechnology (1.77%)
  Liposome Company, Inc.<F*>                                       45,000     $       549,140
                                                                              ---------------
Electrical Equipment (0.77%)
  Pioneer-Standard Electronics, Inc.                               16,400             236,775
                                                                              ---------------
Freight (2.28%)
  Swift Transportation Company, Inc.<F*>                           40,000             705,000
                                                                              ---------------
Aerospace/Defense (0.88%)
  Kellstrom Industries, Inc.<F*>                                   29,900             272,838
                                                                              ---------------
Airlines (1.90%)
  SkyWest, Inc.                                                    21,000             588,000
                                                                              ---------------
Apparel & Other Textile Products (3.05%)
  K-Swiss, Inc.                                                    30,000             557,343
  Quiksilver, Inc.<F*>                                             25,000             387,500
                                                                              ---------------
                                                                                      944,843
                                                                              ---------------
Automobiles and Parts (2.05%)
  Keystone Automotive Industries, Inc.<F*>                          5,000              29,375
  Tenneco Automotive, Inc.                                         65,000             605,313
                                                                              ---------------
                                                                                      634,688
                                                                              ---------------
Brewery (0.85%)
  Boston Beer Company, Inc.<F*>                                    36,800             264,500
                                                                              ---------------
Computer and Electronic Equipment (14.74%)
  Copper Mountain Networks, Inc.<F*>                                6,400             312,000
  Equinox Systems, Inc.<F*>                                        60,000             540,000
  Extreme Networks, Inc.<F*>                                       10,000             835,000
  Proxim, Inc.<F*>                                                 12,500           1,375,000
  Xircom, Inc.<F*>                                                 20,000           1,500,000
                                                                              ---------------
                                                                                    4,562,000
                                                                              ---------------
Computers Software/Services (14.91%)
  Advantage Learning Systems, Inc.<F*>                             50,000             559,375
  Aware, Inc.<F*>                                                  13,500             491,063
  Best Software, Inc.<F*>                                          34,000           1,003,000
  Engineering Animation, Inc.<F*>                                  10,000              87,500
  Epicor Software Company<F*>                                      20,000             101,250
  Fair, Isaac & Company, Inc.                                      18,000             954,000
  Progess Software Corporation<F*>                                 20,000           1,135,000
  Superior Consultant Holdings Corporation<F*>                     20,000             285,000
                                                                              ---------------
                                                                                    4,616,188
                                                                              ---------------
Distributors (1.51%)
  PSS World Medical, Inc.<F*>                                      49,000             462,438
  SUPERVALU, Inc.                                                     226               4,520
                                                                              ---------------
                                                                                      466,958
                                                                              ---------------
Financials (1.49%)
  Tanger Factory Outlet Centers, Inc.                              22,200             460,650
                                                                              ---------------
Healthcare (6.12%)
  Dura Pharmaceuticals, Inc.<F*>                                   35,500             494,781
  National Dentex Corporation<F*>                                  39,000             658,125


                                                         Number of Shares -
                                                          Principal Amount
Name of Issuer and Title of Issue                             of Bonds             Value
-------------------------------------------------------  ------------------   ---------------


Healthcare (continued)
  PAREXEL International Corporation<F*>                            45,000     $       531,563
  Pediatrix Medical Group, Inc.<F*>                                30,000             210,000
                                                                              ---------------
                                                                                    1,894,469
                                                                              ---------------
Leisure/Entertainment (1.41%)
  Sturm, Ruger & Company, Inc.                                     49,300             437,532
                                                                              ---------------
Manufacturing (5.02%)
  Foamex International, Inc.<F*>                                   28,600             237,738
  JLG Industries, Inc.                                              5,000              79,688
  United Stationers, Inc.<F*>                                      26,500             756,906
  WD-40 Company                                                    21,700             480,113
                                                                              ---------------
                                                                                    1,554,445
                                                                              ---------------
Paper, Printing and Publishing (2.23%)
  Consolidated Graphics, Inc.<F*>                                  12,500             186,719
  John Wiley & Sons, Inc.                                          30,000             502,500
                                                                              ---------------
                                                                                      689,219
                                                                              ---------------
Restaurants and Food Preparation (2.42%)
  Buffets, Inc.<F*>                                                50,500             505,000
  TCBY Enterprises, Inc.                                           63,800             243,238
                                                                              ---------------
                                                                                      748,238
                                                                              ---------------
Retail (1.96%)
  Micro Warehouse, Inc.<F*>                                        32,800             606,800
                                                                              ---------------
Retail - Specialty (5.46%)
  Brauns Fashions Corp.<F*>                                        55,500           1,165,500
  Copart, Inc<F*>                                                  10,000             435,000
  The Pep Boys - Manny, Moe & Jack                                 10,000              91,250
                                                                              ---------------
                                                                                    1,691,750
                                                                              ---------------
Services (8.25%)
  Billing Concepts Corporation<F*>                                 55,000             357,500
  Computer Sciences Corporation<F*>                                 3,807             360,237
  Kroll-O'Gara Company<F*>                                         15,000             247,500
  Navigant Consulting, Inc.<F*>                                    25,000             271,875
  On Assignment, Inc.<F*>                                          21,000             627,375
  TeleTech Holdings, Inc.<F*>                                      20,500             690,914
                                                                              ---------------
                                                                                    2,555,401
                                                                              ---------------
Technology (2.25%)
  InterVoice, Inc.<F*>                                             30,000             697,500
                                                                              ---------------
Telecommunications Equipment (2.06%)
  Polycom, Inc.<F*>                                                10,000             636,875
                                                                              ---------------
Telecommunications Service (2.64%)
  Boston Communications Group, Inc.<F*>                            77,100             404,775
  Net2Phone, Inc.<F*>                                               9,000             413,438
                                                                              ---------------
                                                                                      818,213
                                                                              ---------------
Miscellaneous (5.13%)                                                               1,587,585
                                                                              ---------------
Total Common Stocks (Cost $23,228,510)                                             28,219,607
                                                                              ---------------


14               See Notes to Financial Statements

---------------------------------------------------------------------------------------------
                                       LINDNER INVESTMENTS
---------------------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS - DECEMBER 31, 1999
                                           (UNAUDITED)
                                                         Number of Shares -
                                                          Principal Amount
Name of Issuer and Title of Issue                             of Bonds             Value
-------------------------------------------------------  ------------------   ---------------

LINDNER SMALL-CAP FUND
----------------------

U.S. GOVERNMENT AGENCY SECURITIES (12.57%)

  FMCDN, 1/12/00                                            $     100,000     $        99,827
  FMCDN, 1/13/00                                                3,800,000           3,792,932
                                                                              ---------------
Total U.S. Government Agency Securities
  (Cost $3,892,759)                                                                 3,892,759
                                                                              ---------------
Total Investments (Cost $27,121,269)                               103.72%         32,112,366

Excess of Liabilities over Other Assets                             (3.72%)        (1,151,610)
                                                           ---------------    ---------------
Net Assets                                                         100.00%    $    30,960,756
                                                           ===============    ===============

<F*>Non-income producing
FMCDN = Federal Home Loan Mortgage Corporation Discount Note

                 See Notes to Financial Statements                15

       LINDNER OPPORTUNITIES FUND

       PERFORMANCE SUMMARY

       This "go anywhere" fund--seeking investment opportunities in Value, Growth, Large, Small, and other categories--is designed for long-term investors seeking potential return in excess of the S&P 500. We ask that investors remember that because of the very nature of its rotational style, daily volatility, and turnover will be high. The portfolio manager will also raise substantial cash positions when the risk/return tradeoff appears unfavorable.

       Since the Opportunities Fund was welcomed into the Lindner Family on October 11, 1999, we are pleased to report it returned 18.20 percent<F1> vs. 10.33% for its benchmark, the S&P 500, through December 31, 1999. Winners included: Oracle (ORCL)--up 155%, and Nortel Networks (NT)--up 95%. Holdings such as Micron (MU) and Invitrogen (IVGN) were down -8.47%, and -9.65%, respectively. While we strongly caution against extrapolating the almost 800 Basis Points<F2> of excess return into the future, we are satisfied by this good beginning. Please keep an eye on this new addition to our Fund Offerings.


       /s/ Mark T. Finn

       Mark T. Finn
       Vice Chairman and
       Chief Operating Officer

       [FN]
       <F1>Past performance is not predictive of future
       performance.

       <F2>100 Basis Points is the same as 1%.

---------------------------------------------------------------------------------------------
                                       LINDNER INVESTMENTS
---------------------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS - DECEMBER 31, 1999
                                           (UNAUDITED)

                                                         Number of Shares -
                                                          Principal Amount
Name of Issuer and Title of Issue                             of Bonds             Value
-------------------------------------------------------  ------------------   ---------------

LINDNER OPPORTUNITIES FUND
--------------------------

COMMON STOCKS (68.35%)

Biotechnology (5.96%)
  Cephalon, Inc.<F*>                                                1,100     $        38,019
  Chiron Corporation<F*>                                              800              33,900
  Invitrogen Corporation<F*>                                          500              30,000
  PE Corporation - Celera Genomics Group<F*>                          100              14,900
                                                                              ---------------
                                                                                      116,819
                                                                              ---------------
Electrical Equipment (5.30%)
  ASM International<F*>                                             1,500              34,500
  Cytyc Corporation<F*>                                               600              36,638
  Three - Five Systems, Inc.<F*>                                      800              32,800
                                                                              ---------------
                                                                                      103,938
                                                                              ---------------
Broadcast/Media (8.82%)
  CBS Corporation<F*>                                                 600              38,363
  Emmis Communications Corporation<F*>                                600              74,784
  Pegasus Communications Corporation<F*>                              300              29,325
  Univision Communications, Inc.<F*>                                  300              30,656
                                                                              ---------------
                                                                                      173,128
                                                                              ---------------
Computer and Electronic Equipment (5.60%)
  Cisco Systems, Inc.<F*>                                             300              32,138
  EMC Corporation<F*>                                                 300              32,775
  Xircom, Inc.<F*>                                                    600              45,000
                                                                              ---------------
                                                                                      109,913
                                                                              ---------------
Computers Software/Services (4.03%)
  Radiant Systems, Inc.<F*>                                           900              36,169
  VERITAS Software Corporation<F*>                                    300              42,938
                                                                              ---------------
                                                                                       79,107
                                                                              ---------------
Consumer Staples (1.74%)
  AT&T Corporation Class A Liberty Media Group
    Shares<F*>                                                        600              34,050
                                                                              ---------------
Manufacturing (1.66%)
  Fisher Scientific International, Inc.<F*>                           900              32,513
                                                                              ---------------
Retail (1.70%)
  BJ Services Company<F*>                                             800              33,450
                                                                              ---------------
Semiconducters (8.03%)
  Cree Research, Inc.<F*>                                             500              42,688
  Kyocera Corporation - ADR                                           200              52,400
  PMC-Sierra, Inc.<F*>                                                200              32,063
  STMicroelectronics N.V.<F*>                                         200              30,288
                                                                              ---------------
                                                                                      157,439
                                                                              ----------------


                                                         Number of Shares -
                                                          Principal Amount
Name of Issuer and Title of Issue                             of Bonds             Value
-------------------------------------------------------  ------------------   ---------------


Services (6.52%)
  Computer Sciences Corporation<F*>                                   400     $        37,850
  InterDigital Communications Corporation<F*>                       1,200              90,000
                                                                              ---------------
                                                                                      127,850
                                                                              ---------------
Telecommunications Equipment (9.04%)
  Loral Space & Communications Ltd.<F*>                             1,400              34,038
  Motorola, Inc.                                                      200              29,450
  Nortel Networks Corporation                                         300              30,300
  Ortel Corporation<F*>                                               400              48,000
  PanAmSat Corporation<F*>                                            600              35,625
                                                                              ---------------
                                                                                      177,413
                                                                              ---------------
Telecommunications Service (4.12%)
  Intermedia Communications, Inc.<F*>                                 800              31,050
  Koninklijke Royal Dutch Telecom - ADR<F*>                           400              38,450
  Telefonos de Mexico, S.A. de C.V. - ADR                             100              11,250
                                                                              ---------------
                                                                                       80,750
                                                                              ---------------
Transportation (1.78%)
  American Classic Voyages Company<F*>                              1,000              35,000
                                                                              ---------------
Miscellaneous (4.05%)                                                                  79,467
                                                                              ---------------
Total Common Stocks (Cost $1,117,438)                                               1,340,837
                                                                              ---------------

U.S. GOVERNMENT AGENCY SECURITIES (20.33%)

  FHLBDN, 1/14/00                                            $    100,000              99,794
  FMCDN, 1/25/00                                                  200,000             199,244
  FNMADN, 1/18/00                                                 100,000              99,737
                                                                              ---------------
Total U.S. Government Agency Securities (Cost $398,775)                               398,775
                                                                              ---------------
Total Investments (Cost $1,516,213)                                 88.68%          1,739,612

Excess of Other Assets over Liabilities                             11.32%            221,967
                                                             -------------    ---------------
Net Assets                                                         100.00%    $     1,961,579
                                                             =============    ===============

<F*>Non-income producing
ADR = American Depository Receipts
FHLBDN = Federal Home Loan Banks Discount Note
FMCDN = Federal Home Loan Mortgage Corporation Discount Note
FNMADN = Federal National Mortgage Association Discount Note

                 See Notes to Financial Statements                17

PERFORMANCE SUMMARY

The Lindner Market Neutral Fund had a total return of 11.49 percent in the six months ended December 31, 1999, and was one of the highest performers in its category. Its benchmark is the three-month T-bill, which returned 2.51% over the last half of 1999. The performance of the Dow Jones Industrial Average Index and the Russell 2000 was 5.61% and 11.09%, respectively, over the same six-month period.

The fact that the Market Neutral Fund's performance exceeded these equity indexes even in a bull market is particularly significant because the fund's return is independent of the market's direction and its risk profile is much lower.

The bull market that followed the global economic turmoil was much more generous to stocks in the aggressive growth category, especially stocks in the technology and telecommunications sectors. These stocks advanced much faster than what many on the street would have imagined. The market became aware of the great potential of the digital economy and rewarded the companies providing direct business or infrastructure for the digital revolution. The market was very harsh to the companies that failed to adjust their business models for the coming change and extremely generous to young tech firms that directly targeted digital business. The relatively high prices of these young tech firms are the result of highly optimistic expectations for this sector.

An important side effect of the significant advance in aggressive growth companies has been increased capital market volatility. The emergence of various electronic trading companies has given millions of inexperienced (in terms of investing) individuals the opportunity to invest directly in all sorts of financial instruments. This wild flow of capital has significantly contributed to the increased market turbulence.

                                            (continued on next page)

LINDNER MARKET NEUTRAL FUND

PERFORMANCE GRAPH
--------------------------------------------------------------------------
Comparison of change in value of $10,000 invested in the S&P 500
Index and the Lindner Market Neutral Fund<F1>--Investor Shares from February 11, 1994 to December 31, 1999 and Institutional Shares from
July 9, 1996 to December 31, 1999:

                    [Market Neutral Fund graph]

      PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

                       AVERAGE ANNUAL TOTAL RETURN

         For Investor Shares                 For Institutional Shares
For Periods Ended December 31, 1999    For Periods Ended December 31, 1999
           1 Year       12.87%                   1 Year       11.98%
           5 Year        0.14%                Inception       (4.49%)
        Inception        1.31%

------------

<F1> Until July 1, 1999, this Fund was managed with a different investment objective and different principal investment strategies.

The market neutral structure of the fund helps protect the investment against potential downturns in the market. The portfolio is delicately balanced including both long and short equity positions such that the overall market exposure is dramatically reduced in the portfolio.

The investment philosophy for the entire fund family has been reviewed for an adjustment to the changing nature of capital markets, shifting closer toward modern financial economics principles. The classical Lindner value approach has been updated to evaluate "value" in relative terms rather than in absolute terms. Under the new approach, the value of a company's equities is evaluated by looking at the firm's current cash flows coupled with the expected future cash flows. Price, in fact, is viewed as a result dependent on investors's expectations.

The increasing volatility of the markets puts stricter risk management requirements on the money management side. The key tool to sound risk management is diversification. Cross-sectional diversification should be applied by broadening the investments universe (i.e., increasing the number of stocks in a portfolio) and adjusting the holding weights accordingly, in order to avoid taking sector/fundamental/company specific bets. On the other hand, time diversification should also be applied by making proper asset allocation decisions to reduce the dependence of the portfolios to specific asset types. Liquidity is also a major consideration for the fund's holdings in that, if our opinion on a security changes, the market for the security will be broad enough that the securities price will be relatively unaffected by our liquidation.

Since our risk management approach avoids taking large common factor bets, the performance of the fund becomes dependent on management's stock selection skill.



/s/ Mark T. Finn

Mark T. Finn
Vice Chairman and Chief Operating Officer

---------------------------------------------------------------------------------------------
                                       LINDNER INVESTMENTS
---------------------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS - DECEMBER 31, 1999
                                           (UNAUDITED)

                                                         Number of Shares -
                                                          Principal Amount
Name of Issuer and Title of Issue                             of Bonds             Value
-------------------------------------------------------  ------------------   ---------------

LINDNER MARKET NEUTRAL FUND
---------------------------

COMMON STOCKS (83.17%)

Biotechnology (1.28%)
  Amgen, Inc.<F*>                                                   2,200     $       132,138
  Liposome Company, Inc.<F*>                                        8,300             101,286
                                                                              ---------------
                                                                                      233,424
                                                                              ---------------
Building Materials (0.55%)
  Armstrong World Industries, Inc.                                  3,000             100,125
                                                                              ---------------
Electrical Equipment (2.19%)
  A. O. Smith Corporation                                           4,600             100,625
  Cooper Industries, Inc.                                           2,300              93,006
  Solectron Corporation<F*>                                         1,100             104,638
  Thomas & Betts Corporation                                        3,200             102,000
                                                                              ---------------
                                                                                      400,269
                                                                              ---------------
Forest Products (0.57%)
  Dotmar, Inc.                                                      8,800             103,400
                                                                              ---------------
Freight (1.63%)
  Airborne Freight Corporation                                      4,500              99,000
  Expeditors International of Washington, Inc.                      2,300             100,769
  FDX Corporation<F*>                                               2,400              98,250
                                                                              ---------------
                                                                                      298,019
                                                                              ---------------
Photography/Imaging (0.58%)
  Polaroid Corporation                                              5,600             105,350
                                                                              ---------------
Airlines (0.60%)
  UAL Corporation<F*>                                               1,400             108,588
                                                                              ---------------
Apparel & Other Textile Products (1.01%)
  Kenneth Cole Productions, Inc.<F*>                                2,100              96,075
  Tommy Hilfiger Corporation<F*>                                    3,800              88,588
                                                                              ---------------
                                                                                      184,663
                                                                              ---------------
Automobiles and Parts (1.95%)
  Cooper Tire & Rubber Company                                      6,600             102,713
  Gentex Corporation<F*>                                            5,300             147,075
  PACCAR, Inc.                                                      2,400             106,350
                                                                              ---------------
                                                                                      356,138
                                                                              ---------------
Basic Materials (0.59%)
  Florida Rock Industries, Inc.                                     3,100             106,756
                                                                              ---------------
Brewery (1.05%)
  Adolph Coors Company                                              1,900              99,750
  Anheuser-Busch Companies, Inc.                                    1,300              92,138
                                                                              ---------------
                                                                                      191,888
                                                                              ---------------
Broadcast/Media (2.60%)
  United Television, Inc.                                             700              96,381
  Univision Communications, Inc.<F*>                                1,100             112,406
  ValueVision International, Inc.<F*>                               2,400             137,550
  Westwood One, Inc.<F*>                                            1,700             129,200
                                                                              ---------------
                                                                                      475,537
                                                                              ---------------
Chemicals and Allied Products (2.92%)
  Hercules, Inc.                                                    4,300             119,863
  Lubrizol Corporation                                              3,700             114,238
  Lyondell Chemical Company                                         7,300              93,075
  Sigma-Aldrich Corporation                                         3,500             105,219


                                                         Number of Shares -
                                                          Principal Amount
Name of Issuer and Title of Issue                             of Bonds             Value
-------------------------------------------------------  ------------------   ---------------
Chemicals and Allied Products (continued)
  Vulcan Materials Company                                          2,500     $        99,844
                                                                              ---------------
                                                                                      532,239
                                                                              ---------------
Computer and Electronic Equipment (5.47%)
  3Com Corporation<F*>                                              2,400             112,800
  Compaq Computer Corporation                                       4,000             108,250
  Dell Computer Corporation<F*>                                     2,300             117,300
  Electronics for Imaging, Inc.<F*>                                 2,100             122,063
  Lexmark International Group, Inc.<F*>                             1,200             108,600
  Litton Industries, Inc.<F*>                                       2,000              99,750
  Proxim, Inc.<F*>                                                  1,700             187,000
  Xircom, Inc.<F*>                                                  1,900             142,500
                                                                              ---------------
                                                                                      998,263
                                                                              ---------------
Computer Software/Services (9.76%)
  Adobe Systems, Inc.                                               1,500             100,875
  Advantage Learning Systems, Inc.<F*>                              4,100              45,869
  Advent Software, Inc.<F*>                                         1,700             109,544
  American Management Systems, Inc.<F*>                             3,300             103,538
  BMC Software, Inc.<F*>                                            1,300             103,919
  Comdisco, Inc.                                                    4,000             149,000
  Dendrite International, Inc.<F*>                                  3,800             128,725
  Informix Corporation<F*>                                         10,300             117,806
  Network Appliance, Inc.<F*>                                       1,600             132,900
  New Era of Networks, Inc.<F*>                                     2,100             100,013
  Open Text Corporation<F*>                                         6,900             124,200
  Peregrine Systems, Inc.<F*>                                       1,500             126,281
  Rational Software Corporation<F*>                                 1,900              93,338
  Sapient Corporation<F*>                                             700              98,656
  Siebel Systems, Inc.<F*>                                          1,400             117,600
  TSI International Software Ltd.<F*>                               2,300             130,238
                                                                              ---------------
                                                                                    1,782,502
                                                                              ---------------
Consumer Cyclicals (0.60%)
  Fossil, Inc.<F*>                                                  4,700             108,688
                                                                              ---------------
Consumer Staples (0.52%)
  Fort James Corporation                                            3,500              95,813
                                                                              ---------------
Distributors (3.32%)
  Hand Technologies, Inc., - Rule 144A<F*>,<Fr>
    (Acquired 4/25/97, Cost $330,000)                             528,000             330,000
  McKesson HBOC, Inc.                                               4,300              97,019
  PSS World Medical, Inc.<F*>                                       9,600              90,600
  U.S. Foodservice<F*>                                              5,300              88,775
                                                                              ---------------
                                                                                      606,394
                                                                              ---------------
Financials (0.51%)
  Federal National Mortgage Association                             1,500              93,656
                                                                              ---------------
Food and Beverage (1.48%)
  Dean Foods Company                                                2,500              99,375
  Hormel Foods Corporation                                          2,200              89,375
  IBP, Inc.                                                         4,500              81,000
                                                                             ----------------
                                                                                      269,750
                                                                             ----------------
Healthcare (2.37%)
  Boston Scientific Corporation<F*>                                 4,700             102,813
  Mentor Corporation                                                4,100             105,831
  Total Renal Care Holdings, Inc.<F*>                              14,800              98,975


20               See Notes to Financial Statements

---------------------------------------------------------------------------------------------
                                       LINDNER INVESTMENTS
---------------------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS - DECEMBER 31, 1999
                                           (UNAUDITED)

                                                         Number of Shares -
                                                          Principal Amount
Name of Issuer and Title of Issue                             of Bonds             Value
-------------------------------------------------------  ------------------   ---------------

LINDNER MARKET NEUTRAL FUND
---------------------------
Healthcare (continued)
  Wesley Jessen VisionCare, Inc.<F*>                                3,300     $       124,988
                                                                              ---------------
                                                                                      432,607
                                                                              ---------------
Hotel Operator (0.48%)
  Host Marriott Corporation                                        10,600              87,450
                                                                              ---------------
Insurance (1.10%)
  E. W. Blanch Holdings, Inc.                                       1,700             104,125
  Travelers Property Casualty Corporation                           2,800              95,900
                                                                              ---------------
                                                                                      200,025
                                                                              ---------------
Leisure/Entertainment (1.07%)
  Carnival Corporation                                              2,200             105,188
  LA-Z-BOY, Inc.                                                    5,400              90,788
                                                                              ---------------
                                                                                      195,976
                                                                              ---------------
Manufacturing (9.03%)
  Briggs & Stratton Corporation                                     1,800              96,525
  Corning, Inc.                                                     1,000             128,938
  Diebold, Inc.                                                     4,400             103,400
  Illinois Tool Works, Inc.                                         1,500             101,344
  Ingersoll-Rand Company                                            2,100             115,631
  National Service Industries, Inc.                                 3,500             103,250
  Sealed Air Corporation<F*>                                        2,100             108,806
  Simpson Manufacturing Company, Inc.<F*>                           2,400             105,000
  Smurfit-Stone Container Corporation<F*>                           5,000             122,500
  The Toro Company                                                  2,900             108,206
  United Stationers, Inc.<F*>                                       4,400             125,675
  United Technologies Corporation                                   1,700             110,500
  USG Corporation                                                   2,000              94,250
  Watts Industries, Inc.                                            7,200             106,200
  York International Corporation                                    4,300             117,981
                                                                              ---------------
                                                                                    1,648,206
                                                                              ---------------
Metals Processing (1.17%)
  ALCOA, Inc.                                                       1,400             116,200
  Mueller Industries, Inc.<F*>                                      2,700              97,875
                                                                              ---------------
                                                                                      214,075
                                                                              ---------------
Natural Gas Pipeline (0.51%)
  Equitable Resources, Inc.                                         2,800              93,450
                                                                              ---------------
Oil & Gas Exploration and Production (1.16%)
  Apache Corporation                                                2,700              99,731
  Exxon Mobile Corporation                                          1,400             112,788
                                                                              ---------------
                                                                                      212,519
                                                                              ---------------
Paper, Printing and Publishing (0.98%)
  Consolidated Graphics, Inc.<F*>                                   4,400              65,725
  Houghton Mifflin Company                                          2,700             113,906
                                                                              ---------------
                                                                                      179,631
                                                                              ---------------
Retail (6.61%)
  Amazon.com, Inc.<F*>                                              1,100              83,738
  Best Buy Company, Inc.<F*>                                        1,500              75,281
  BJ's Wholesale Club, Inc.<F*>                                     2,600              94,900
  Consolidated Stores Corporation<F*>                               6,200             100,750
  Costco Companies, Inc.<F*>                                        1,000              91,250
  CVS Corporation                                                   2,500              99,844
  Dillard's, Inc.                                                   5,200             104,975


                                                         Number of Shares -
                                                          Principal Amount
Name of Issuer and Title of Issue                             of Bonds             Value
-------------------------------------------------------  ------------------   ---------------

Retail (continued)
  Insight Enterprises, Inc.<F*>                                     2,800     $       113,750
  Kmart Corporation<F*>                                            10,200             102,638
  Micro Wareehouse, Inc.<F*>                                        8,100             149,850
  Walgreen Company                                                  3,400              99,450
  Winn-Dixie Stores, Inc.                                           3,800              90,963
                                                                              ---------------
                                                                                    1,207,389
                                                                              ---------------
Retail - Specialty (3.01%)
  AnnTaylor Stores Corporation<F*>                                  2,200              75,763
  Copart, Inc<F*>                                                   3,600             156,600
  Cost Plus, Inc.<F*>                                               2,500              89,063
  Michaels Stores, Inc.<F*>                                         3,200              91,200
  O'Reilly Automotive, Inc.<F*>                                     2,100              45,150
  Zale Corporation<F*>                                              1,900              91,913
                                                                              ---------------
                                                                                      549,689
                                                                              ---------------
Semiconducters (3.81%)
  Intel Corporation                                                 1,300             107,006
  International Rectifier Corporation<F*>                           4,700             122,200
  Micron Technology, Inc.                                           1,500             116,625
  TranSwitch Corporation<F*>                                        2,000             145,125
  Vitesse Semiconducter Corporation<F*>                             2,000             104,875
  Xilinx, Inc.<F*>                                                  2,200             100,031
                                                                              ---------------
                                                                                      695,862
                                                                              ---------------
Services (3.77%)
  ACNielsen Corporation<F*>                                         4,000              98,500
  BISYS Group, Inc.<F*>                                             1,700             110,925
  CSG Systems International, Inc.<F*>                               2,400              95,700
  DeVry, Inc.<F*>                                                   5,000              93,125
  H&R Block, Inc.                                                   2,300             100,625
  Labor Ready, Inc.<F*>                                             7,600              92,150
  Pitney Bowes, Inc.                                                2,000              96,625
                                                                              ---------------
                                                                                      687,650
                                                                              ---------------
Steel Production (0.58%)
  Worthington Industries, Inc.                                      6,400             106,000
                                                                              ---------------
Technology (0.53%)
  Tellabs, Inc.<F*>                                                 1,500              96,281
                                                                              ---------------
Telecommunications Equipment (3.22%)
  ADTRAN, Inc.<F*>                                                  2,600             133,738
  C-Cube Microsystems, Inc.<F*>                                     2,200             136,950
  CommScope, Inc.<F*>                                               2,300              92,719
  Powerwave Technologies, Inc.<F*>                                  1,700              99,238
  World Access, Inc.<F*>                                            6,500             125,125
                                                                              ---------------
                                                                                      587,770
                                                                              ---------------
Telecommunications Service (1.71%)
  AT & T Corporation<F*>                                            1,800              91,350
  MCI/Worldcom, Inc.<F*>                                            1,800              95,513
  Qwest Communications International, Inc.<F*>                      2,900             124,700
                                                                              ---------------
                                                                                      311,563
                                                                              ---------------
Transportation (1.24%)
  Kansas City Southern Industries, Inc.                             1,600             119,400
  The St. Joe Company                                               4,400             106,975
                                                                              ---------------
                                                                                      226,375
                                                                              ---------------

                 See Notes to Financial Statements                21

---------------------------------------------------------------------------------------------
                                       LINDNER INVESTMENTS
---------------------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS - DECEMBER 31, 1999
                                           (UNAUDITED)


                                                         Number of Shares -
                                                          Principal Amount
Name of Issuer and Title of Issue                             of Bonds             Value
-------------------------------------------------------  ------------------   ---------------

LINDNER MARKET NEUTRAL FUND
---------------------------
Utilities (1.06%)
  Pinnacle West Capital Corporation                                 3,200     $        97,800
  Public Service Company of New Mexico                              5,900              95,875
                                                                              ---------------
                                                                                      193,675
                                                                              ---------------
Miscellaneous (0.58%)                                                                 105,625
                                                                              ---------------
Total Common Stocks (Cost $14,055,523)                                             15,183,280
                                                                              ---------------
CONVERTIBLE BONDS (4.93%)

Mining (4.93%)
  Uranium Resources Inc., 6.5%, due 2000 - Rule
    144A<Fr>,<F#> (Acquired
    6/25/97, Cost $1,504,622)                              $    1,500,000             900,000
                                                                              ---------------
U.S. GOVERNMENT AGENCY SECURITIES (10.93%)

  FHLBDN, 1/14/00                                                 300,000             299,383
  FMCDN, 1/11/00                                                  300,000             299,546
  FMCDN, 1/12/00                                                  100,000              99,823
  FMCDN, 1/13/00                                                  500,000             499,077
  FMCDN, 1/25/00                                                  300,000             298,866
  FNMADN, 1/18/00                                                 500,000             498,672
                                                                              ---------------
Total U.S. Government Agency Securities (Cost
  $1,995,367)                                                                       1,995,367
                                                                              ---------------
Total Investments (Cost $17,555,512)                                99.03%         18,078,647

Cash Deposits with Broker for Securities Sold Short                  6.61%          1,206,527

Receivable from Brokers for Securities Sold Short                   73.65%         13,445,706

Securities Sold Short                                              (80.20%)       (14,640,558)

Excess of Other Assets over Liabilities                              0.91%            165,548
                                                           ---------------    ---------------
Net Assets                                                         100.00%         18,255,870
                                                           ===============    ===============
SCHEDULE OF SECURITIES SOLD SHORT

  CheckFree Holdings Corporation                                    1,100             114,950
  A. H. Belo Corporation                                            5,500             104,844
  Air Products and Chemicals, Inc.                                  3,100             104,044
  Alcan Aluminium Ltd.                                              2,800             115,325
  Allegheny Teledyne, Inc.                                          3,050              68,434
  American Greetings Corporation                                    4,200              99,225
  American Home Products Corporation                                1,900              74,931
  AMETEK, Inc.                                                      5,000              95,313
  ANADIGICS, Inc.                                                   2,200             103,813
  Apollo Group, Inc.                                                3,600              72,225
  Aspect Development, Inc.                                          2,200             150,700
  Aspect Telecommunications Corporation                             2,900             113,463
  Autodesk, Inc.                                                    3,300             111,375
  Avnet, Inc.                                                       1,800             108,900
  Baan Company N.V.                                                 7,500             105,938
  Bandag, Inc.                                                      4,100             102,500
  Banta Corporation                                                 4,400              99,275
  Belden, Inc.                                                      4,800             100,800


                                                         Number of Shares -
                                                          Principal Amount
Name of Issuer and Title of Issue                             of Bonds             Value
-------------------------------------------------------  ------------------   ---------------


SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

  BellSouth Telecommunications, Inc.                                2,200     $       102,988
  Broadwing, Inc.                                                   3,400             125,375
  Burr-Brown Corporation                                            1,100              39,738
  Campbell Soup Company                                             2,200              85,113
  Caterpillar, Inc.                                                 2,100              98,831
  Celestica, Inc.                                                   2,800             155,400
  Citrix Systems, Inc.                                              1,000             123,000
  Coca - Cola Enterprises, Inc.                                     4,700              94,588
  Colgate-Palmolive Company                                         1,800             117,000
  Computer Associates International, Inc.                           1,500             104,906
  Computer Horizons Corporation                                     6,200             100,363
  Computer Sciences Corporation                                     1,500             141,938
  Concord EFS, Inc.                                                 3,600              92,700
  Credence Systems Corporation                                      1,600             138,400
  CSX Corporation                                                   2,700              84,713
  Cummins Engine Company, Inc.                                      2,500             120,781
  Cymer, Inc.                                                       2,500             115,000
  Daisytek International Corporation                                4,400             102,575
  Darden Restaurants, Inc.                                          5,500              99,688
  Deluxe Corporation                                                3,600              98,775
  Dover Corporation                                                 2,200              99,825
  Dow Jones & Company, Inc.                                         1,600             108,800
  Dun & Bradstreet Corporation                                      3,700             109,150
  DuPont Photomasks, Inc.                                           1,600              77,200
  E. W. Scripps Company                                             2,100              94,106
  Eastern Enterprises                                               1,700              97,644
  Eastman Chemical Company                                          2,500             119,219
  Eaton Corporation                                                 1,300              94,413
  Electroglas, Inc.                                                 3,500              88,813
  Electronic Arts, Inc.                                             1,000              84,000
  Etec Systems, Inc.                                                2,300             103,213
  FileNET Corporation                                               5,100             130,050
  First Data Corporation                                            2,300             113,419
  First Health Group Corporation                                    3,800             102,125
  Fiserv, Inc.                                                      2,800             107,275
  Fluor Corporation                                                 2,200             100,925
  Goodyear Tire & Rubber Company                                    2,900              81,744
  Graco, Inc.                                                       2,900             104,038
  Guidant Corporation                                               1,900              89,300
  H. J. Heinz Company                                               2,300              91,569
  Hanover Compressor Company                                        2,900             109,475
  Harbinger Corporation                                             3,800             120,888
  Harsco Corporation                                                3,300             104,775
  Hayes Lemmerz International, Inc.                                 6,100             106,369
  Hillenbrand Industries, Inc.                                      2,800              88,725
  Honeywell International, Inc.                                     1,600              92,300
  Imax Corporation                                                  3,500              95,813
  IMC Global, Inc.                                                  6,200             101,525
  ImClone Systems, Inc.                                             2,600             103,025
  Infinity Broadcasting Corporation                                 2,750              99,516
  Inter-Tel, Inc.                                                   5,000             125,000
  International Speedway Corporation                                1,500              75,563
  International Telecommunications Data System                     13,000                 130
  ITC/DeltaCom, Inc.                                                3,700             102,213
  J.D. Edwards & Company                                            3,300              98,588
  KEMET Corporation                                                 2,800             126,175
  Kennametal, Inc.                                                  3,000             100,875
  Kohl's Corporation                                                1,400             101,063
  Kulicke and Soffa Industries, Inc.                                2,700             114,919

22               See Notes to Financial Statements

---------------------------------------------------------------------------------------------
                                       LINDNER INVESTMENTS
---------------------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS - DECEMBER 31, 1999
                                           (UNAUDITED)

                                                         Number of Shares -
                                                          Principal Amount
Name of Issuer and Title of Issue                             of Bonds             Value
-------------------------------------------------------  ------------------   ---------------

LINDNER MARKET NEUTRAL FUND
---------------------------

SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

  Lam Research Corporation                                          1,100     $       122,719
  Learning Tree International, Inc.                                 4,100             114,800
  Littelfuse, Inc.                                                  4,800             116,475
  Mallinckrodt, Inc.                                                3,000              95,438
  Manitowoc Company, Inc.                                           3,200             108,800
  Manor Care, Inc.                                                  5,100              81,600
  Masco Corporation                                                 4,000             101,500
  Maytag Corporation                                                2,100             100,800
  McGraw-Hill Companies, Inc.                                       1,700             104,763
  McLeodUSA, Inc., Class A                                          2,300             135,413
  MEMC Electronic Materials, Inc.                                   8,400             102,900
  Meredith Corporation                                              2,600             108,388
  Metamor Worldwide, Inc                                            3,400              99,025
  National City Corporation                                         4,000              94,750
  National Semiconductor Corporation                                2,300              98,469
  Nordstrom, Inc.                                                   3,500              91,656
  Northwest Airlines Corporation                                    4,300              95,675
  ONEOK, Inc.                                                       3,600              90,450
  Owens Corning, Inc.                                               6,300             121,669
  PanAmSat Corporation                                              2,300             136,563
  Paychex, Inc.                                                     2,500             100,000
  Pentair, Inc.                                                     2,600             100,100
  PeopleSoft, Inc.                                                  5,400             115,088
  Phelps Dodge Corporation                                          1,900             127,538
  Photronics, Inc.                                                  3,800             108,775
  PPG Industries, Inc.                                              1,700             106,356
  Praxair, Inc.                                                     2,200             110,688
  ProBusiness Services, Inc.                                        1,600              57,600
  Quaker Oats Company                                               1,500              98,438
  R.R. Donnelley & Sons Company                                     4,200             104,213
  Rohm and Haas Company, Inc.                                       2,600             105,788
  Royal Caribbean Cruises, Ltd.                                     2,000              98,625
  Royal Group, Inc.                                                 4,700              99,581
  Sanmina Corporation                                               1,000              99,875
  Seagate Technology, Inc.                                          2,600             121,063
  Sotheby's Holdings, Inc.                                          3,200              96,000
  Southwest Airlines Company                                        6,000              97,125
  Starbucks Corporation                                             3,700              89,725
  Sunrise Assisted Living, Inc.                                     8,700             119,625


                                                         Number of Shares -
                                                          Principal Amount
Name of Issuer and Title of Issue                             of Bonds             Value
-------------------------------------------------------  ------------------   ---------------


SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)

  Tandy Corporation                                                 1,300     $        63,944
  Tekelec                                                           5,100             114,750
  Tektronix, Inc.                                                   2,800             108,850
  The Clorox Company                                                2,200             110,825
  The Great Atlantic & Pacific Tea Company, Inc.                    3,900             108,713
  The Interpublic Group of Companies, Inc.                          2,100             121,144
  The Stanley Works                                                 3,200              96,400
  THQ, Inc.                                                         3,050              70,722
  Times Mirror Company                                              1,500             100,500
  Timken Company                                                    5,400             110,363
  TMP Worldwide, Inc.                                                 800             113,600
  Triarc, Inc.                                                      5,200              95,550
  United Asset Management Corporation                               5,400             100,238
  United Parcel Service, Inc.                                       1,500             103,500
  USFreightways Corporation                                         2,400             114,900
  USX-Marathon Group                                                3,700              91,344
  USX-U. S. Steel Group                                             3,400             112,200
  Viad Corporation                                                  3,700             103,138
  Visual Networks, Inc.                                             1,600             126,800
  W.W. Grainger, Inc.                                               2,100             100,406
  Wal-Mart Stores, Inc.                                             1,700             117,513
  Washington Gas Light Company                                      3,500              96,250
  Westamerica Bancorporation                                        3,100              86,606
  WestPoint Stevens, Inc.                                           4,900              85,750
  Young & Rubicam, Inc.                                             1,900             134,404
  Young Broadcasting, Inc.                                          2,400             122,400
                                                                              ---------------
                                                                              $    14,640,558
                                                                              ===============

<F*>Non-income producing
<Fr>Denotes security is restricted as to resale. The aggregate value of restricted securities at December 31, 1999 was $1,230,000 which represented 6.74% of net assets
<F#>Denotes bond is in default
FHLBDN = Federal Home Loan Banks Discount Note
FMCDN = Federal Home Loan Mortgage Corporation Discount Note
FNMADN = Federal National Mortgage Association Discount Note

                 See Notes to Financial Statements                23

       LINDNER GOVERNMENT MONEY MARKET FUND

       This very low-risk fund invests in short-term debt securities guaranteed by the U.S. government or its agencies. Investors can expect a moderate level of current income, with liquidity and stability of capital. The fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that it will be able to maintain a stable net asset value.

       MANAGEMENT COMMENT

       For the last half of 1999, strong economic growth resulted in steadily rising short-term interest rates. The market's poor confidence in late 1998 and feared Year 2000 calendar change disruptions were overcome in large part by the massive inflow of money into the U.S. financial system. During the past six months, the Monetary Base has grown at a record rate in excess of 20 percent. During the last three months the annual growth rate of the Monetary Base has been in excess of 30%, M3 at 15%, Margin Debt at 163%, security loans at commercial banks in excess of 200% and real estate loans at commercial banks above 20%. This strong growth in liquidity has spurred the continued growth of a strong national economy and resulted in a higher cost of short-term debt. In 1998, liquidity was priced inexpensively but was difficult to obtain for most creditors. Now the opposite situation exists; liquidity is priced more expensively but is readily available.

       The Federal Reserve raised the Federal funds rate three times during the second half of 1999 from 4.75 percent to 5.50%. Market-based yields as measured by the 3- and 12-month Treasury bills also increased to 5.33% and 5.96% respectively. As a shareholder of the Lindner Government Money Market Fund, this has meant higher returns for your holdings. By maintaining a "laddered" portfolio structure with steady maturities, we were able to consistently take advantage of the rising rate environment. The Fund finished once again in the top quartile (25%)<F1> of its peer group during the past twelve months, with a total return of 4.67%.

       The Lindner Government Money Market Fund invests exclusively in dollar-denominated securities that are issued or guaranteed by the United States Government. Bonds of this type are generally considered to have the least credit risk of securities available, and they are easily purchased and sold because of the vast size of the market. These investments provided an excellent combination of safety, liquidity and yield for investors in money market.

       Our outlook for 2000 anticipates strong economic growth in the first half of the year and continued benign inflation readings. Recently, the Fed has shifted its philosophy toward a "Philips Curve" view that stronger economic growth is directly linked to the unemployment rate and inflation. While there is plenty of evidence to discredit this view, what really matters in the end are the actions that the Federal Reserve's takes. We expect further Federal Funds rate increases until the economy slows and unemployment rises. Given our "top down" assessment of the economy, we expect a 50 basis point increase in the Federal Funds rate from 5.5% to 6.0% during the first half of 2000. These actions should serve to further alleviate any concerns over any budding inflation pressures. The Lindner Government Money Market Fund is well positioned to take advantage of this environment and should continue its record of strong performance.

       /s/ Mark T. Finn

       Mark T. Finn
       Vice Chairman and
       Chief Operating Officer

       [FN]
       <F1>Past performance is not predictive of future
       performance.

---------------------------------------------------------------------------------------------
                                       LINDNER INVESTMENTS
---------------------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS - DECEMBER 31, 1999
                                           (UNAUDITED)

                                                         Number of Shares -
                                                          Principal Amount
Name of Issuer and Title of Issue                             of Bonds             Value
-------------------------------------------------------  ------------------   ----------------

LINDNER GOVERNMENT MONEY MARKET FUND
------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES (87.98%)

  FCDN, 05/18/00                                            $     100,000     $        97,855
  FCDN, 3/01/00                                                   250,000             247,650
  FCDN, 3/20/00                                                   100,000              98,805
  FHLB, 1/14/00                                                   336,000             335,307
  FHLB, 4.79%, 2/04/00                                          1,000,000             999,805
  FHLB, 5.02%, 5/12/00                                          1,000,000             999,180
  FHLB, 5.12%, 3/08/00                                          2,000,000           1,995,997
  FHLB, 5.14%, 3/17/00                                          1,000,000           1,000,000
  FHLB, 5.16%, 3/22/00                                            600,000             599,122
  FHLB, 5.16%, 3/8/00                                           1,000,000             999,390
  FHLB, 5.62%, 6/2/00                                             550,000             549,365
  FHLBDN, 1/21/99                                               1,000,000             997,010
  FHLBDN, 3/24/00                                                 270,000             266,414
  FHLBDN, 7/28/00                                                 275,000             266,203
  FMCDN, 1/10/00                                                  300,000             299,586
  FMCDN, 1/11/00                                                  244,000             243,607
  FMCDN, 1/12/00                                                  300,000             299,473
  FMCDN, 1/14/00                                                2,254,000           2,249,474
  FMCDN, 1/18/00                                                1,137,000           1,133,886
  FMCDN, 1/27/00                                                  506,000             503,978
  FMCDN, 2/04/00                                                1,000,000             994,721
  FMCDN, 2/15/00                                                1,250,000           1,241,344
  FMCDN, 3/15/00                                                  489,000             483,391
  FMCDN, 3/2/00                                                 1,000,000             990,664
  FMCDN, 3/9/00                                                 1,000,000             989,347
  FMCDN, 6/13/99                                                1,850,000           1,803,601
  FMCDN, 6/29/00                                                1,000,000             972,350
  FMCDN, 8/1/00                                                   275,000             266,019
  FNMA, 4.98%, 3/24/00                                            100,000              99,802
  FNMA, 5.10%, 3/16/00                                          1,000,000           1,000,020
  FNMA, 5.49%, 08/18/00                                           866,000             863,455
  FNMA, 5.56%, 07/24/00                                           765,000             763,351
  FNMA, 5.60%, 1/12/00                                            135,000             134,989
  FNMA, 5.97%, 9/25/00                                            500,000             499,951
  FNMA, 9.05%, 4/10/00                                          1,200,000           1,212,359
  FNMADN, 1/13/00                                                 280,000             279,459
  FNMADN, 1/20/00                                                 650,000             648,086


                                                         Number of Shares -
                                                          Principal Amount
Name of Issuer and Title of Issue                             of Bonds             Value
-------------------------------------------------------  ------------------   ---------------

U.S. GOVERNMENT AGENCY SECURITIES (CONTINUED)

  FNMADN, 1/21/00                                          $    1,000,000     $       996,956
  FNMADN, 1/24/00                                                 265,000             264,060
  FNMADN, 1/28/00                                               2,000,000           1,991,705
  FNMADN, 2/01/00                                                 735,000             731,360
  FNMADN, 2/10/00                                               1,000,000             993,922
  FNMADN, 2/25/00                                               1,000,000             991,689
  FNMADN, 3/16/00                                                 258,000             255,033
  SLMA, 5.57%, 3/17/00                                            325,000             325,000
  SLMA, FLOAT RATE, 1/20/00                                     2,000,000           2,000,000
  SLMA, FLOAT RATE, 2/17/00                                     2,000,000           2,000,000
  SLMA, FLOAT RATE, 3/16/00                                     3,000,000           3,000,000
                                                                              ---------------
Total U.S. Government Agency Securities (Cost
  $40,974,741)                                                                     40,974,741
                                                                              ---------------
TEMPORARY CASH INVESTMENTS (11.37%)

Repurchase Agreements (11.37%)
  Donaldson, Lufkin & Jenrette Corporation dated
    12/31/99, 2.52%, due 1/3/00 (Cost $5,296,000)
    collateralized by U.S. Government Obligations               5,296,000           5,296,000
                                                                              ---------------
Total Investments (Cost $46,270,741)                                99.35%         46,270,741

Excess of Other Assets over Liabilities                              0.65%            303,944
                                                           ---------------    ---------------
Net Assets                                                         100.00%    $    46,574,685
                                                           ===============    ===============

FCDN = Federal Farm Credit Bank Discount Note
FHLB = Federal Home Loan Banks
FHLBDN = Federal Home Loan Banks Discount Note
FMCDN = Federal Home Loan Mortgage Corporation Discount Note
FNMA = Federal National Mortgage Association
FNMADN = Federal National Mortgage Association Discount Note
SLMA = Student Loan Marketing Association

                 See Notes to Financial Statements                25

-------------------------------------------------------------------------------------------------------------
                                             LINDNER INVESTMENTS
-------------------------------------------------------------------------------------------------------------

                                           STATEMENTS OF OPERATIONS
                       FOR THE SIX MONTH OR PERIOD ENDED DECEMBER 31, 1999 (AS INDICATED)
                                                 (UNAUDITED)


                                     LINDNER              LINDNER              LINDNER             LINDNER             LINDNER
                                    LARGE-CAP         ASSET ALLOCATION         UTILITY            SMALL-CAP         OPPORTUNITIES
                                       FUND                 FUND                 FUND                FUND              FUND<F1>
                                  --------------      ----------------      --------------       ------------      --------------
INVESTMENT INCOME
Income:
  Dividends
    Unaffiliated issuers (net
      of withholding taxes of
      $11,151, $32,025, $0, $0
      and $2, respectively)       $   1,102,546         $  12,459,782        $    259,284        $    124,402       $          436
    Affiliated issuers
      (Non-controlled)                   90,188                74,013                  --                  --                   --
  Amortization                        1,380,733             2,492,148              70,185             157,589                6,481
  Interest (net of withholding
    taxes of $0, $4,066, $0,
    $0 and $0, respectively)                379             5,312,132                  20                  --                   --
                                  -------------         -------------        ------------       -------------       --------------
      Total income                    2,573,846            20,338,075             329,489             281,991                6,917
                                  -------------         -------------        ------------       -------------       --------------
Expenses:
  Management fees (Note 3)            1,221,450             1,857,705             101,093             106,905                2,185
  Registration and regulatory
    fees                                 13,387                14,734              11,385              12,198               16,441
  Professional fees                      79,177               124,522               5,436               6,631                    8
  Custodian fees                         31,524                34,590               1,443               1,081                   26
  Transfer agent fees (Note 3)          143,107               214,255              10,545              13,492                  174
  Shareholder communications             68,304                99,265               4,535               5,667                  448
  Administrator fees (Note 3)                --                    --                  --                  --                  364
  Trustee fees (Note 3)                  10,904                19,477                 723                 890                   --
  Other expenses                         87,573               134,774               5,473               6,237                  118
  12b-1 fees - Institutional
    shares                                  219                 4,562                   1               1,905                   --
  Expenses reimbursed by
    advisor (Note 3)                         --                    --                  --                  --              (15,471)
                                  -------------         -------------        ------------       -------------       --------------
      Total expenses                  1,655,645             2,503,884             140,634             155,006                4,293
        Fees paid indirectly
          (Note 6)                       (8,717)              (15,493)               (662)               (665)                 (12)
                                  -------------         -------------        ------------       -------------       --------------
        Net expenses                  1,646,928             2,488,391             139,972             154,341                4,281
                                  -------------         -------------        ------------       -------------       --------------
  Net investment income                 926,918            17,849,684             189,517             127,650                2,636
                                  -------------         -------------        ------------       -------------       --------------
REALIZED AND UNREALIZED GAIN
  (LOSS) FROM INVESTMENTS AND
  FOREIGN CURRENCY
  TRANSACTIONS:
Net realized gain on
  investments of unaffiliated
  issuers                            16,704,925               730,047           1,100,161           2,358,788                3,771
Net realized gain (loss) on
  investments of affiliated
  issuers (Non-controlled)           13,662,329            (9,389,260)                 --                  --                   --
Net realized gain (loss) on
  option transactions                 1,160,936             1,149,984                  --              93,812               (4,843)
Net realized loss on foreign
  currency transactions                  (2,161)                   --                  --                  --                   --
                                 --------------        --------------      --------------      --------------       --------------
Net realized gain (loss) on
  investments and foreign
  currency transactions              31,526,029            (7,509,229)          1,100,161           2,452,600               (1,072)
                                 --------------        --------------      --------------      --------------       --------------
Change in unrealized
  appreciation on investments         9,046,132            25,792,285           6,353,346             253,114              223,399
Change in unrealized
  appreciation on translation
  of assets and liabilities in
  foreign currencies                          8                    --                  44                  --                   --
                                 --------------        --------------      --------------      --------------       --------------
Change in unrealized
  appreciation on investments
  and translation of assets
  and liabilities in foreign
  currencies                          9,046,140            25,792,285           6,353,390             253,114              223,399
                                 --------------        --------------      --------------      --------------       --------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS       $  41,499,087         $  36,132,740       $   7,643,068       $   2,833,364       $      224,963
                                 ==============        ==============      ==============      ==============       ==============

<F1>Investment operations commenced on October 11, 1999.

26               See Notes to Financial Statements

--------------------------------------------------------------------
                        LINDNER INVESTMENTS
--------------------------------------------------------------------

                      STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED DECEMBER 31, 1999
                            (UNAUDITED)


                                                 LINDNER
                                                  MARKET
                                                 NEUTRAL
                                                   FUND

INVESTMENT INCOME
Income:
  Dividends                                   $     44,767
  Amortization                                      92,064
  Interest                                         292,408
                                              ------------
      Total income                                 429,239
                                              ------------
Expenses:
  Management fees (Note 3)                          86,680
  Registration and regulatory fees                  11,357
  Dividend expense - short sales                    61,432
  Professional fees                                  3,782
  Custodian fees                                       414
  Transfer agent fees (Note 3)                       7,644
  Shareholder communications                         3,600
  Trustee fees (Note 3)                                497
  Other expenses                                    10,174
                                              ------------
      Total expenses                               185,580
        Fees paid indirectly (Note 6)                 (399)
                                              ------------
        Net expenses                               185,181
                                              ------------
  Net investment income                            244,058
                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
Net realized gain on investments of
  unaffiliated issuers                           1,180,604
Net realized loss on securities sold short        (706,478)
                                              ------------
Net realized gain on investments                   474,126
                                              ------------
Change in unrealized appreciation on
  investments                                    2,346,650
Net unrealized depreciation on securities
  sold short                                    (1,194,852)
                                              ------------
Change in unrealized appreciation on
  investments                                    1,151,798
                                              ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                  $  1,869,982
                                              ============

                                                        LINDNER
                                                       GOVERNMENT
                                                      MONEY MARKET
                                                          FUND

INVESTMENT INCOME
Interest                                              $   1,214,584
                                                     --------------
Expenses:
  Administrator fees (Note 3)                                45,883
  Waiver of administrator fees by Advisor (Note 3)           (3,198)
  Management fees (Note 3)                                   34,412
  Registration and regulatory fees                           11,884
  Shareholder communications                                  5,829
  Transfer agent fees (Note 3)                                6,439
  Organizational expense (Note 4)                             2,318
  Custodian expense                                           2,315
  Other expenses                                             10,805
                                                     --------------
      Total expenses                                        116,687
        Fees paid indirectly (Note 6)                        (1,043)
                                                     --------------
        Net expenses                                        115,644
                                                     --------------
    Net Investment Income                             $   1,098,940
                                                     ==============


                 STATEMENT OF CHANGES IN NET ASSETS

                                            LINDNER GOVERNMENT
                                            MONEY MARKET FUND

                                     For the Six
                                     Months Ended
                                     December 31,          For the
                                         1999             Year Ended
                                     (Unaudited)        June 30, 1999

INCREASE IN NET ASSETS:
  Net investment income             $   1,098,940        $   2,217,540
                                    -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income           (1,098,940)          (2,217,540)
                                    -------------        -------------
FUND SHARE TRANSACTIONS:
Net increase in net assets
  resulting from fund shares
  transactions (Note 7)                 2,571,599            1,040,653
                                    -------------        -------------
TOTAL INCREASE IN NET ASSETS            2,571,599            1,040,653

Net Assets at the Beginning of the
  Period                               44,003,086           42,962,433
                                    -------------        -------------
Net Assets at the End of the
  Period                            $  46,574,685        $  44,003,086
                                    =============        =============


                 See Notes to Financial Statements                27

---------------------------------------------------------------------------------------------
                                       LINDNER INVESTMENTS
---------------------------------------------------------------------------------------------

                               STATEMENTS OF CHANGES IN NET ASSETS

                                           LINDNER                        LINDNER
                                        LARGE-CAP FUND             ASSET ALLOCATION FUND

                                For the Six                    For the Six
                                Months Ended     For the       Months Ended     For the
                                December 31,    Year Ended     December 31,    Year Ended
                                    1999         June 30,          1999         June 30,
                                (Unaudited)       1999         (Unaudited)        1999

INCREASE (DECREASE) IN NET
  ASSETS:

OPERATIONS:

    Net investment income      $    926,918  $    7,733,853   $  17,849,684  $  91,474,222

    Net realized gain (loss)
      on investments and
      foreign currency
      transactions               31,526,029      (4,765,893)     (7,509,229)   (54,921,462)

    Net increase (decrease)
      in unrealized
      appreciation on
      investments and
      translation of assets
      and liabilities in
      foreign currencies          9,046,140    (144,771,268)     25,792,285    (152,145,130)
                              -------------  --------------   -------------  --------------
    Net Increase (Decrease)
      in Net Assets from
      Operations                 41,499,087    (141,803,308)     36,132,740    (115,592,370)
                              -------------  --------------   -------------  --------------
DISTRIBUTIONS TO
  SHAREHOLDERS:

    From net investment
      income:

        Investors shares         (5,269,168)    (12,402,854)    (22,054,520)    (86,843,840)

        Institutional shares         (2,446)         (4,770)       (108,378)       (202,520)

    From net realized gain
      on investments and
      foreign currency
      transactions:

        Investors shares        (20,011,382)    (99,667,727)             --     (26,512,920)

        Institutional shares         (9,712)        (45,353)             --         (18,031)
                              -------------  --------------   -------------   -------------
    Net decrease in net
      assets from
      distributions to
      shareholders              (25,292,708)   (112,120,704)    (22,162,898)   (113,577,311)
                              -------------  --------------   -------------  --------------
FUND SHARE TRANSACTIONS
  (NOTE 7):

    Investors shares            (47,190,750)   (315,718,742)   (140,219,099)   (619,542,090)

    Institutional shares              5,502         (80,939)       (639,543)      1,657,048
                              -------------  --------------   -------------  --------------
        Net (Decrease)
          Increase in Net
          Assets from Fund
          Share Transactions    (47,185,248)   (315,799,681)   (140,858,642)   (617,885,042)
                              -------------  --------------   -------------  --------------
TOTAL (DECREASE) INCREASE IN
  NET ASSETS                    (30,978,869)   (569,723,693)   (126,888,800)   (847,054,723)

Net Assets at the Beginning
  of the Period                 433,720,923   1,003,444,616     772,152,472   1,619,207,195
                              -------------  --------------   -------------  --------------
Net Assets at the End of the
  Period                      $ 402,742,054  $  433,720,923   $ 645,263,672  $  772,152,472
                              =============  ==============   =============  ==============
Undistributed Net Investment
  Income Included in Net
  Assets at the End of the
  Period                      $     462,404  $    4,807,100   $   5,928,723  $   10,241,937
                              =============  ==============   =============  ==============

                                        LINDNER                       LINDNER
                                      UTILITY FUND                SMALL-CAP FUND

                                For the Six                    For the Six
                                Months Ended     For the       Months Ended     For the
                                December 31,    Year Ended     December 31,    Year Ended
                                    1999         June 30,          1999         June 30,
                                (Unaudited)       1999         (Unaudited)        1999

INCREASE (DECREASE) IN NET
  ASSETS:

OPERATIONS:

    Net investment income     $     189,517  $      713,497   $     127,650  $     404,009

    Net realized gain (loss)
      on investments and
      foreign currency
      transactions                1,100,161        (219,285)      2,452,600     (1,289,399)

    Net increase (decrease)
      in unrealized
      appreciation on
      investments and
      translation of assets
      and liabilities in
      foreign currencies          6,353,390        (228,703)        253,114     (1,328,864)
                              -------------  --------------   -------------  -------------
    Net Increase (Decrease)
      in Net Assets from
      Operations                  7,643,068         265,509       2,833,364     (2,214,254)
                              -------------  --------------   -------------  -------------
DISTRIBUTIONS TO
  SHAREHOLDERS:

    From net investment
      income:

        Investors shares           (203,628)       (723,226)       (345,679)      (510,044)

        Institutional shares             (1)             (2)        (20,117)        (1,854)

    From net realized gain
      on investments and
      foreign currency
      transactions:

        Investors shares           (561,783)     (5,463,199)       (120,323)    (1,766,308)

        Institutional shares             (4)            (28)         (7,282)        (6,257)
                              -------------  --------------   -------------  -------------
    Net decrease in net
      assets from
      distributions to
      shareholders                 (765,416)     (6,186,455)       (493,401)    (2,284,463)
                              -------------  --------------   -------------  -------------
FUND SHARE TRANSACTIONS
  (NOTE 7):

    Investors shares              1,111,162     (10,631,848)    (10,904,203)   (11,590,651)

    Institutional shares                 --          (6,652)        (10,839)     1,294,920
                              -------------  --------------   -------------  -------------
        Net (Decrease)
          Increase in Net
          Assets from Fund
          Share Transactions      1,111,162     (10,638,500)    (10,915,042)   (10,295,731)
                              -------------  --------------   -------------  -------------
TOTAL (DECREASE) INCREASE IN
  NET ASSETS                      7,988,814     (16,559,446)     (8,575,079)   (14,794,448)

Net Assets at the Beginning
  of the Period                  26,341,648      42,901,094      39,535,835     54,330,283
                              -------------  --------------   -------------  -------------
Net Assets at the End of the
  Period                      $  34,330,462  $   26,341,648   $  30,960,756  $  39,535,835
                              =============  ==============   =============  =============
Undistributed Net Investment
  Income Included in Net
  Assets at the End of the
  Period                      $      22,326  $       36,438   $     (35,444) $     202,702
                              =============  ==============   =============  =============

28               See Notes to Financial Statements

--------------------------------------------------------------------------------------------------------
                                              LINDNER INVESTMENTS
--------------------------------------------------------------------------------------------------------

                                       STATEMENTS OF CHANGES IN NET ASSETS



                                                          LINDNER                       LINDNER
                                                  OPPORTUNITIES FUND<F1>          MARKET NEUTRAL FUND

                                                                             For the Six      For the
                                                                             Months Ended       Year
                                                   For the Period Ended      December 31,      Ended
                                                     December 31, 1999           1999         June 30,
                                                        (Unaudited)          (Unaudited)        1999

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income                             $       2,636        $     244,058  $     831,220

    Net realized (loss) gain on investments                  (1,072)             474,126     (2,866,925)

    Net increase in unrealized appreciation on
      investments                                           223,399            1,151,798      3,122,445
                                                      -------------        -------------  -------------
    Net Increase in Net Assets                              224,963            1,869,982      1,086,740
                                                      -------------        -------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS:

    From net investment income:

        Investors shares                                     (2,092)            (575,105)      (735,087)

        Institutional shares                                     --                   (3)            (3)

    From net realized gain on investments:
        Investors shares                                     (1,886)                  --             --
                                                      -------------        -------------  -------------
    Net decrease in net assets from distributions
      to shareholders                                        (3,978)            (575,108)      (735,090)
                                                      -------------        -------------  -------------

FUND SHARE TRANSACTIONS (NOTE 7):

    Investors shares                                      1,740,594           (1,241,338)   (10,414,209)

    Institutional shares                                         --                    2              2
                                                      -------------        -------------  -------------
        Net Increase (Decrease) in Net Assets from
          Fund Share Transactions                         1,740,594           (1,241,336)   (10,414,207)
                                                      -------------        -------------  -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                   1,961,579               53,538    (10,062,557)

Net Assets at the Beginning of the Period                        --           18,202,332     28,264,889
                                                      -------------        -------------  -------------
Net Assets at the End of the Period                   $   1,961,579        $  18,255,870  $  18,202,332
                                                      =============        =============  =============
Undistributed Net Investment Income Included in Net
  Assets at the End of the Period                     $         544        $      28,594  $     359,644
                                                      =============        =============  =============

<F1>Investment operations commenced on October 11, 1999.

                 See Notes to Financial Statements                29

--------------------------------------------------------------------
                        LINDNER INVESTMENTS
--------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS
                            (UNAUDITED)

1. Organization and Significant Accounting Policies

     Lindner Investments, a Massachusetts business trust (the
     "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Seven series of shares are currently issued by the Trust: (1) Lindner Large-Cap Fund, (2) Lindner Asset Allocation Fund, (3) Lindner Utility Fund, (4) Lindner Small-Cap Fund, (5) Lindner Opportunities Fund, (6) Lindner Market Neutral Fund, and (7) Lindner Government Money Market Fund, (collectively, the
     "Funds"). The Lindner Large-Cap, Lindner Asset Allocation,
     Lindner Utility, Lindner Small-Cap and Lindner Market Neutral Funds offer both Investor and Institutional classes of shares. Investor shares are sold without a 12b-1 fee. Institutional shares are sold with a 12b-1 fee. Institutional shares sold have their own distribution/administrative service plan and certain expenses are directly allocated to that class.

     The following is a summary of significant accounting policies followed by the Funds.

     Security Valuation

        The Lindner Large-Cap, Lindner Asset Allocation, Lindner Utility, Lindner Small-Cap, Lindner Market Neutral, and Lindner Opportunities Funds value investments in securities traded on a national securities exchange or in the NASDAQ Stock Market at the last reported sales price as of the close of the New York Stock Exchange; securities traded in the over-the-counter market and listed securities for which no sale was reported are valued at the mean between the last reported bid and asked prices. The value of foreign securities is translated from the local currency into U.S. dollars at the rate of exchange prevailing on the valuation date. When market quotes are not readily available, such securities are valued at fair value as determined in good faith by the Board of Trustees.

        The Lindner Government Money Market Fund values investment securities using the amortized cost method, whereby investments purchased at discount or premium are valued by amortizing the difference between the original purchase cost and maturity value of the issue over the period to maturity, which approximates current value.

     Investment Income

        Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured. For the Lindner Government Money Market Fund, premiums and discounts, if any, on securities purchases are amortized over the life of the respective securities.

     Foreign Currency Translation

        The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities is translated at the current exchange rates; and (2) purchases, sales, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

        Reported net realized foreign currency gains or losses arise from currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate between transaction recording dates and period end.

     Income Taxes

        It is the policy of the Funds to distribute all taxable income to shareholders and to otherwise continue to qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state taxes.

     Repurchase Agreements

        The Lindner Government Money Market Fund may invest in Repurchase Agreements. Securities pledged as collateral for repurchase agreements are held by the Federal Reserve Bank and are designated as being held on the Fund's behalf by its custodian under a book-entry system. The Fund monitors the adequacy of the collateral daily and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the value of the repurchase agreement.

--------------------------------------------------------------------
                        LINDNER INVESTMENTS
--------------------------------------------------------------------

1. Organization and Significant Accounting Policies (continued)

     Short Sales

        The Lindner Market Neutral Fund may invest in short sales of securities in order to profit from declines in stock prices. When a fund engages in a short sale, an amount equal to the proceeds received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The fund maintains a segregated account of securities and cash as collateral for the short sales. The fund is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the proceeds received. Funds other than the Lindner Market Neutral Fund may engage in short sales of securities if they own or have the right to acquire, without the payment of further consideration, an approximately equal amount of such securities ("short sales against the box").

     Dividends and Distributions to Shareholders

        The Lindner Government Money Market Fund declares dividends daily from the total of net investment income on portfolio securities, and distributes monthly. The Lindner Large-Cap, Lindner Market Neutral, Lindner Small-Cap, and Lindner Opportunities Funds declare annual dividends from net investment income in December, following the end of the fiscal year for these funds. The Lindner Asset Allocation and Lindner Utility Funds distribute substantially all of their net investment income through the payment of quarterly dividends generally declared in March, June, September, and December. Net realized capital gains, if any, will be distributed by all Funds in December, following the end of the fiscal year for these funds. Designation of sources of distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are pimarily due to differing treatments in the recognition of income and expense items for financial statement and tax purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date.

     Use of Management Estimates

        The preparation of financial statements in conformity with generally accepted accounting principles requires that management make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The reported amounts of revenues and expenses during the reporting period may also be affected by the estimates and assumptions management is required to make. Actual results may differ from those estimates.

     Allocation of Income, Expenses and Gains and Losses

        The Funds allocate income, expenses (other than class specific expenses) and gains and losses daily to each class of shares based upon the relative proportion of shares represented by each class. Other expenses are charged to each fund on a specific identification basis. Operating expenses directly attributable to a specific class are charged against the operation of that class.

2. Investment Transactions

     For the periods ended December 31, 1999, aggregate purchases and sales of investment securities, other than options, securities sold short, U.S. Government Securities, and short-term obligations were as follows:

                                                                         Purchases                Sales
                                                                       ------------           ------------
         LINDNER LARGE-CAP FUND                                        $219,808,273           $244,069,934
         LINDNER ASSET ALLOCATION FUND                                  371,419,360            471,248,242
         LINDNER UTILITY FUND                                             5,470,597              4,705,459
         LINDNER SMALL-CAP FUND                                          24,533,900             24,158,887
         LINDNER MARKET NEUTRAL FUND                                     54,157,177             46,211,650
         LINDNER OPPORTUNITIES FUND                                       3,083,458              1,969,903

--------------------------------------------------------------------
                        LINDNER INVESTMENTS
--------------------------------------------------------------------

2. Investment Transactions (continued)

     For the periods ended December 31, 1999, aggregate purchases and sales of U.S. Government securities were as follows:

                                                                         Purchases                Sales
                                                                       ------------           ------------
         LINDNER LARGE-CAP FUND                                        $286,868,644           $330,585,256
         LINDNER ASSET ALLOCATION FUND                                  403,650,489            442,496,006
         LINDNER UTILITY FUND                                            13,623,206             13,292,061
         LINDNER SMALL-CAP FUND                                          32,111,624             41,338,298
         LINDNER MARKET NEUTRAL FUND                                     26,753,222             34,927,042
         LINDNER OPPORTUNITIES FUND                                       3,584,259              3,191,855
         LINDNER GOVERNMENT MONEY MARKET FUND                            99,705,474             98,000,000


     For the periods ended December 31, 1999, aggregate purchases and sales of options securities were as follows:

                                                                         Purchases                Sales
                                                                       ------------           ------------
         LINDNER LARGE-CAP FUND                                        $  3,885,314           $  5,046,250
         LINDNER ASSET ALLOCATION FUND                                    3,798,728              4,948,712
         LINDNER SMALL-CAP FUND                                             266,307                360,119
         LINDNER OPPORTUNITIES FUND                                           8,845                  4,002


     For the six months ended December 31, 1999, the cost of investments purchased to cover short sales and the proceeds from investments sold short in the Lindner Market Neutral Fund were $10,272,731 and $19,394,642, respectively.

     On December 31, 1999, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

                                                                                                              Federal Tax
                                                     Appreciation       Depreciation           Net                Cost
                                                     ------------       ------------       ------------       ------------
         LINDNER LARGE-CAP FUND                      $88,386,919        ($25,013,783)      $ 63,373,136       $344,732,446
         LINDNER ASSET ALLOCATION FUND               107,905,557        (106,603,332)         1,302,225        646,786,731
         LINDNER UTILITY FUND                         12,567,580          (1,218,220)        11,349,360         23,410,045
         LINDNER SMALL-CAP FUND                        7,633,308          (2,642,211)         4,991,097         27,121,269
         LINDNER MARKET NEUTRAL FUND                   3,267,707          (3,939,424)          (671,717)        17,555,512
         LINDNER OPPORTUNITIES FUND                      235,217             (11,818)           223,399          1,516,213



     On December 31, 1999, Lindner Market Neutral Fund had capital loss carryforwards which will reduce future capital gains. These loss carryforwards, which aggregate approximately $22,794,444, expire as follows: $811,302 in 2003, $7,563,000 in 2004,
     $1,792,000 in 2005, $9,762,000 in 2006, and $2,866,142 in 2007.

3. Fees and Other Transactions with Affiliates

     The management fee for Lindner Large-Cap Fund is payable to Lindner Asset Management, Inc. (the "Adviser"), at the annual rate of 0.7% of average net assets up to $50 million, 0.6% of the next $350 million and 0.5% of the excess over $400 million. Depending on Lindner Large-Cap Fund's performance compared to the Russell 2000 Composite Index (the RTY), the fee may be increased or decreased by up to 0.2%. There was no such adjustment to the management fee for the six months ended December 31, 1999.

     The management fee for Lindner Asset Allocation Fund is payable quarterly to the Adviser at the annual rate of 0.7% of average net assets up to $50 million, 0.6% of the next $150 million and 0.5% of the excess over $200 million.

     The management fee is payable monthly to the Adviser by Lindner Utility Fund and Lindner Small-Cap Fund according to the following annual percentage rate of daily net asset values of each of the Funds: 0.7% on the first $50 million, 0.6% on the next $150 million and 0.5% of the excess of $200 million.

     The management fee for Lindner Market Neutral Fund is payable monthly to the Adviser at the annual percentage rate of 1% of daily net asset values of each of the Funds.

--------------------------------------------------------------------
                        LINDNER INVESTMENTS
--------------------------------------------------------------------

3. Fees and Other Transactions with Affiliates (continued)

     The management fee for Lindner Opportunities Fund is payable monthly to the Adviser at the annual percentage rate of 0.9% of daily net asset values (before reimbursement of expenses to the Fund, if any). Depending on the Lindner Opportunities Fund's performance compared to the Standard and Poor's 500 Index (the
     SPX), the fee may be increased or decreased by up to 0.2%. There was no such adjustment to the management fee for the six months ended December 31, 1999.

     The management fee for the Lindner Government Money Market Fund is payable monthly to the Adviser at the annual percentage rate of 0.15% of the Fund's daily net asset values (before reimbursement of expenses to the Fund).

     As administrator, Lindner Asset Management, Inc. administers the Funds' corporate affairs, subject to the supervision of the Funds' Trustees and, in connection therewith, furnishes the Funds' with office facilities, together with ordinary clerical and shareholder services. Administrator fees for the Lindner Government Money Market Fund and Lindner Opportunities Fund are payable monthly to Lindner Asset Management, Inc. at the annual percentage rate of 0.20% and 0.15%, respectively of daily net asset values averaged monthly of the Fund. The adviser has voluntarily agreed to waive its administrative service fees to the extent necessary to cause annual total operating expenses to be not more than 0.50% and 1.25%, respectively of average net assets during the year for the Lindner Government Money Market Fund and the Lindner Opportunities Fund.

     Annual operating and management expenses for the Lindner
     Large-Cap Fund and Lindner Asset Allocation Fund, excluding taxes and interest, may not exceed 1.5% of the first $30 million of average net assets plus 1% of average net assets in excess of $30 million of the respective funds.

     Lindner Asset Management, Inc., acting as stock transfer agent and dividend disbursing agent for the Funds, is compensated at a rate of 92 cents (83 cents for the Lindner Government Money Market Fund) per shareholder account per month. During the six months ended December 31, 1999, the following transfer agent fees were paid to Lindner Asset Management, Inc.: Lindner Large-Cap Fund ($110,721), Lindner Asset Allocation Fund ($162,841), Lindner Utility Fund ($7,985), Lindner Small-Cap Fund ($9,738), Lindner Market Neutral Fund ($5,544), Lindner Opportunities Fund ($174), and Lindner Government Money Market Fund ($5,970). Certain officers and directors of the Funds are affiliates of Lindner Asset Management, Inc.

4. Organizational Expense

     Expenses of $23,865 incurred in connection with the organization and registration of the Lindner Government Money Market Fund were capitalized and are being amortized on a straight line basis over a five year period. Of this amount, $2,318 was amortized and included in expense for the six months ended December 31, 1999. Accumulated amortization at December 31, 1999 was $15,763.

5. Transactions with Affiliates

     Issuers of whose voting stock the Funds own more than 5% but less than 25% are classified as "affiliates (Non-controlled)". Following is an analysis of transactions for the six months ended December 31, 1999, with "affiliated companies" as defined by the Investment Company Act of 1940:

                                                        Activity
                            ----------------------------------------------------------------                       Gain (Loss)
                              Value at        Purchases,          Sales,            Value                            Realized
                             Beginning         Additions        Reductions        at End of        Dividend          on Sale
                              of Year           at Cost          at Cost           Period           Income          of Shares
                            ------------      -----------      ------------      -----------      -----------      ------------

LINDNER LARGE-CAP FUND
CPI Corporation             $ 21,258,600      $         0      $ 10,903,483      $         0      $    90,188      $  9,994,928
Vertex Communications
  Corporation                  4,553,831                0         2,616,298                0                0         3,667,401
                            ------------      -----------      ------------      -----------      -----------      ------------
                            $ 25,812,431      $         0      $ 13,519,781      $         0      $    90,188      $ 13,662,329
                            ============      ===========      ============      ===========      ===========      ============
LINDNER ASSET ALLOCATION
  FUND
IMH Commercial Holdings,
  Inc.                      $  2,721,950      $         0      $  4,515,478      $         0      $    74,013      $ (2,100,131)
Novastar Financial, Inc. -
  Rule 144A                    4,250,002                0         9,020,005                0                0        (7,289,129)
                            ------------      -----------      ------------      -----------      -----------      ------------
                            $  6,971,952      $         0      $ 13,535,483      $         0      $    74,013      $ (9,389,260)
                            ============      ===========      ============      ===========      ===========      ============

--------------------------------------------------------------------
                        LINDNER INVESTMENTS
--------------------------------------------------------------------

6. Expense Offset Arrangements

     The Funds have an arrangement whereby custodian expenses are reduced by maintaining a compensating balance with the custodian. The Funds could have invested the assets used by the custodian in an income-producing asset if it had not agreed to a reduction in fees under the expense offset arrangement. In the Statements of Operations and the ratio of expenses to average net assets in the Financial Highlights, total expenses include the expense which had been offset. The following are the aggregate amounts for the periods ended December 31, 1999, by which expenses have been increased for financial statement presentation:


         LINDNER LARGE-CAP FUND                              $ 8,717
         LINDNER ASSET ALLOCATION FUND                        15,493
         LINDNER UTILITY FUND                                    662
         LINDNER SMALL-CAP FUND                                  665
         LINDNER OPPORTUNITIES FUND                               12
         LINDNER MARKET NEUTRAL FUND                             399
         LINDNER GOVERNMENT MONEY MARKET FUND                  1,043


7. Capital Stock

     The Lindner Large-Cap, Lindner Asset Allocation, Lindner Utility, Lindner Small-Cap, and Lindner Market Neutral Funds have authorized unlimited shares of $.01 par value Investor shares and Institutional shares. The Lindner Opportunities Fund has authorized unlimited shares of $.01 par value Investor shares. The Lindner Government Money Market Fund has authorized unlimited shares of $1 par value Investor shares. Transactions in shares of capital stock for the six months ended December 31, 1999 and the year ended June 30, 1999 were as follows:

                                                              Six Months Ended
                                                             December 31, 1999
                                                                 Unaudited                         Year Ended June 30, 1999
                                                      --------------------------------         --------------------------------
                                                         Shares             Amount                Shares             Amount
                                                      ------------       -------------         ------------       -------------
   LINDNER LARGE-CAP FUND
   Investor shares
   ---------------
   Sold                                                  1,020,606       $  16,507,730            5,707,136       $ 100,598,943
   Dividends and Distributions reinvested                1,442,628          23,543,686            6,326,904         102,881,809
   Redeemed                                             (5,424,688)        (87,242,166)         (30,216,463)       (519,199,494)
                                                      ------------       -------------         ------------       -------------
   Net decrease                                         (2,961,454)      $ (47,190,750)         (18,182,423)      ($315,718,742)
                                                      ============       =============         ============       =============
   Institutional shares
   --------------------
   Sold                                                        853       $      13,401                5,379       $      87,271
   Dividends and Distributions reinvested                      750              12,157                3,097              50,118
   Redeemed                                                 (1,277)            (20,056)             (13,556)           (218,328)
                                                      ------------       -------------         ------------       -------------
   Net increase (decrease) increase                            326       $       5,502               (5,080)      $     (80,939)
                                                      ============       =============         ============       =============
   LINDNER ASSET ALLOCATION FUND
   Investor shares
   ---------------
   Sold                                                    362,822       $   8,516,729            5,423,531       $ 135,308,721
   Dividends and Distributions reinvested                  745,551          16,856,693            3,806,572          90,022,541
   Redeemed                                             (7,114,267)       (165,592,521)         (35,145,518)       (844,873,352)
                                                      ------------       -------------         ------------       -------------
   Net decrease                                         (6,005,894)      $(140,219,099)         (25,915,415)      $(619,542,090)
                                                      ============       =============         ============       =============
   Institutional shares
   --------------------
   Sold                                                     21,463       $     497,844              210,079       $   4,979,117
   Dividends and Distributions reinvested                    4,832             108,880                9,629             220,547
   Redeemed                                                (53,695)         (1,246,267)            (143,648)         (3,542,616)
                                                      ------------       -------------         ------------       -------------
   Net (decrease) increase                                 (27,400)      $    (639,543)              76,060       $   1,657,048
                                                      ============       =============         ============       =============

--------------------------------------------------------------------
                        LINDNER INVESTMENTS
--------------------------------------------------------------------

                                                              Six Months Ended
                                                             December 31, 1999
                                                                 Unaudited                         Year Ended June 30, 1999
                                                      --------------------------------         --------------------------------
                                                         Shares             Amount                Shares             Amount
                                                      ------------       -------------         ------------       -------------
   LINDNER UTILITY FUND
   Investor shares
   ---------------
   Sold                                                    300,975       $   4,899,403            1,135,336       $  16,498,124
   Dividends and Distributions reinvested                   40,942             698,870              462,162           5,621,351
   Redeemed                                               (276,691)         (4,487,111)          (2,375,409)        (32,751,323)
                                                      ------------       -------------         ------------       -------------
   Net increase (decrease)                                  65,226       $   1,111,162             (777,911)      $ (10,631,848)
                                                      ============       =============         ============       =============
   Institutional shares
   --------------------
   Sold                                                         --       $          --                   --       $          --
   Dividends and Distributions reinvested                       --                  --                    2                  20
   Redeemed                                                     --                  --                 (493)             (6,672)
                                                      ------------       -------------         ------------       -------------
   Net decrease                                                 --       $          --                 (491)      $      (6,652)
                                                      ============       =============         ============       =============
   LINDNER SMALL-CAP FUND
   Investor shares
   ---------------
   Sold                                                    422,558       $   3,341,267            2,905,813       $  22,309,033
   Dividends and Distributions reinvested                   55,389             444,771              299,365           2,173,049
   Redeemed                                             (1,871,035)        (14,690,241)          (4,877,919)        (36,072,733)
                                                      ------------       -------------         ------------       -------------
   Net decrease                                         (1,393,088)      $ (10,904,203)          (1,672,741)      $ (11,590,651)
                                                      ============       =============         ============       =============
   Institutional shares
   --------------------
   Sold                                                      3,247       $      24,648              195,712       $   1,375,641
   Dividends and Distributions reinvested                      329               2,632                1,053               7,643
   Redeemed                                                 (5,008)            (38,119)             (11,937)            (88,364)
                                                      ------------       -------------         ------------       -------------
   Net (decrease) increase                                  (1,432)      $     (10,839)             184,828       $   1,294,920
                                                      ============       =============         ============       =============
   LINDNER MARKET NEUTRAL FUND
   Investor shares
   ---------------
   Sold                                                    775,026       $   4,621,633            1,985,070       $  11,564,233
   Dividends and Distributions reinvested                   90,517             552,154              121,616             693,210
   Redeemed                                             (1,089,650)         (6,415,125)          (3,927,364)        (22,671,652)
                                                      ------------       -------------         ------------       -------------
   Net decrease                                           (224,107)      $  (1,241,338)          (1,820,678)      $ (10,414,209)
                                                      ============       =============         ============       =============
   Institutional shares
   --------------------
   Sold                                                         --       $          --                   --       $          --
   Dividends and Distributions reinvested                       --                   2                   --                   2
   Redeemed                                                     --                  --                   --                  --
                                                      ------------       -------------         ------------       -------------
   Net increase                                                 --       $           2                   --       $           2
                                                      ============       =============         ============       =============
   LINDNER GOVERNMENT MONEY MARKET FUND
   Investor shares
   ---------------
   Sold                                                 30,730,014       $  30,730,014          120,306,779       $ 120,306,779
   Dividends and Distributions reinvested                  651,879             651,879            1,557,680           1,557,680
   Redeemed                                            (28,810,294)        (28,810,294)        (120,823,806)       (120,823,806)
                                                      ------------       -------------         ------------       -------------
   Net increase                                          2,571,599       $   2,571,599            1,040,653       $   1,040,653
                                                      ============       =============         ============       =============
                                                        Period from October 11, 1999
                                                        (Commencement of Operations)
                                                            to December 31, 1999                   Year Ended June 30, 1999
                                                      --------------------------------         --------------------------------
                                                         Shares             Amount                Shares             Amount
                                                      ------------       -------------         ------------       -------------
   LINDNER OPPORTUNITIES FUND
   Investor shares
   ---------------
   Sold                                                    139,008       $   1,745,479                   --       $          --
   Dividends and Distributions reinvested                      304               3,962                   --                  --
   Redeemed                                                   (668)             (8,847)                  --                  --
                                                      ------------       -------------         ------------       -------------
   Net increase                                            138,644       $   1,740,594                   --       $          --
                                                      ============       =============         ============       =============

                                                    FINANCIAL HIGHLIGHTS
                                 (FOR AN INVESTOR SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                        INCOME (LOSS) FROM
                                       INVESTMENT OPERATIONS                               DISTRIBUTIONS
                         -------------------------------------------------   ------------------------------------------
                                                  Net Realized                             Distributions
                                                      and                                    from Net
                         Net Asset                 Unrealized      Total      Dividends      Realized
                          Value,         Net          Gains         from       from Net     Gains from
                         Beginning   Investment   (Losses) on    Investment   Investment    Investment         Total
                         of Period     Income     Investments    Operations     Income     Transactions    Distributions

  LINDNER LARGE-CAP FUND<F1>
  --------------------------
  Period Ended June 30,
  1995                     $22.42      $0.43         $2.66         $3.09        $0.34          $1.84          $2.18
  1996                     $23.33      $0.40         $4.47         $4.87        $0.47          $1.34          $1.81
  1997                     $26.39      $0.36         $2.72         $3.08        $0.39          $3.10          $3.49
  1998                     $25.98      $0.38        ($0.27)        $0.11        $0.34          $3.48          $3.82
  1999                     $22.27      $0.29        ($3.36)       ($3.07)       $0.32          $2.74          $3.06
  Period Ended December 31,
  1999                     $16.14      $0.07         $1.73         $1.80        $0.23          $0.87          $1.10

                                                                RATIOS/SUPPLEMENTAL DATA
                                                 -----------------------------------------------------
                                                              Ratio of Net
                                                               Investment                     Net
                         Net Asset                Ratio of       Income                     Assets,
                          Value,                  Expenses         to        Portfolio      End of
                          End of      Total      to Average     Average      Turnover       Period
                          Period    Return<F4>   Net Assets    Net Assets      Rate      (In Millions)

  LINDNER LARGE-CAP FUND<F1>
  --------------------------
  Period Ended June 30,
  1995                    $23.33      14.89%      0.54%         1.89%         24.94%         $1,446
  1996                    $26.39      21.95%      0.63%<F5>     1.53%         39.49%         $1,446
  1997                    $25.98      12.50%      0.44%         1.39%         36.39%         $1,495
  1998                    $22.27       0.31%      0.44%         1.29%         44.43%         $1,003
  1999                    $16.14     (13.66%)     0.57%         1.27%         53.41%           $434
  Period Ended December 31,
  1999                    $16.84      11.39%      0.83%<F7>     0.46%<F7>     62.30%           $403

                                        INCOME (LOSS) FROM
                                       INVESTMENT OPERATIONS                               DISTRIBUTIONS
                         -------------------------------------------------   ------------------------------------------
                                                  Net Realized                             Distributions
                                                      and                                    from Net
                         Net Asset                 Unrealized      Total      Dividends      Realized
                          Value,         Net          Gains         from       from Net     Gains from
                         Beginning   Investment   (Losses) on    Investment   Investment    Investment         Total
                         of Period     Income     Investments    Operations     Income     Transactions    Distributions

  LINDNER ASSET ALLOCATION FUND<F2>
  ---------------------------------
  Period Ended February 28,
  1995                     $27.63      $1.93        ($2.13)       ($0.20)       $1.90          $0.57          $2.47
  Period Ended June 30,
  1995                     $24.96      $0.95         $1.05         $2.00        $0.96          $0.00          $0.96
  1996                     $26.00      $1.80         $2.29         $4.09        $1.79          $0.23          $2.02
  1997                     $28.07      $1.63         $0.70         $2.33        $1.68          $0.78          $2.46
  1998                     $27.94      $1.83         $2.02         $3.85        $1.71          $2.49          $4.20
  1999                     $27.59      $2.16        ($3.80)       ($1.64)       $1.95          $0.50          $2.45
  Period Ended December 31,
  1999                     $23.50      $0.68         $0.65         $1.33        $0.77          $0.00          $0.77


                                                                RATIOS/SUPPLEMENTAL DATA
                                                 -----------------------------------------------------
                                                              Ratio of Net
                                                               Investment                     Net
                         Net Asset                Ratio of       Income                     Assets,
                          Value,                  Expenses         to        Portfolio      End of
                          End of      Total      to Average     Average      Turnover       Period
                          Period    Return<F4>   Net Assets    Net Assets      Rate      (In Millions)

  LINDNER ASSET ALLOCATION FUND<F2>
  ---------------------------------
  Period Ended February 28,
  1995                    $24.96     (0.44%)      0.61%         7.76%         29.79%         $1,697
  Period Ended June 30,
  1995                    $26.00      8.12%       0.21%         2.43%         11.00%         $1,903
  1996                    $28.07     16.14%       0.60%<F5>     6.62%         30.24%         $2,293
  1997                    $27.94      8.75%       0.60%         5.74%         40.32%         $2,017
  1998                    $27.59     14.75%       0.61%         6.29%         28.56%         $1,616
  1999                    $23.50     (5.57%)      0.66%         8.03%         31.74%           $768
  Period Ended December 31,
  1999                    $24.06      5.90%       0.72%<F7>     5.15%<F7>     59.35%           $642

                                        INCOME (LOSS) FROM
                                       INVESTMENT OPERATIONS                               DISTRIBUTIONS
                         -------------------------------------------------   ------------------------------------------
                                                  Net Realized                             Distributions
                                                      and                                    from Net
                         Net Asset                 Unrealized      Total      Dividends      Realized
                          Value,         Net          Gains         from       from Net     Gains from
                         Beginning   Investment   (Losses) on    Investment   Investment    Investment         Total
                         of Period     Income     Investments    Operations     Income     Transactions    Distributions

  LINDNER UTILITY FUND
  --------------------
  Period Ended June 30,
  1995                     $10.02      $0.39        $0.84         $1.23         $0.39          $0.09          $0.48
  1996                     $10.77      $0.35        $3.42         $3.77         $0.34          $0.00          $0.34
  1997                     $14.20      $0.39        $1.60         $1.99         $0.42          $0.02          $0.44
  1998                     $15.75      $0.37        $1.96         $2.33         $0.37          $0.93          $1.30
  1999                     $16.78      $0.33        $0.44         $0.77         $0.33          $2.41          $2.74
  Period Ended December 31,
  1999                     $14.81      $0.11        $4.12         $4.23         $0.11          $0.31          $0.42

                                                                RATIOS/SUPPLEMENTAL DATA
                                                 -----------------------------------------------------
                                                              Ratio of Net
                                                               Investment                     Net
                         Net Asset                Ratio of       Income                     Assets,
                          Value,                  Expenses         to        Portfolio      End of
                          End of      Total      to Average     Average      Turnover       Period
                          Period    Return<F4>   Net Assets    Net Assets      Rate      (In Millions)

  LINDNER UTILITY FUND
  --------------------
  Period Ended June 30,
  1995                    $10.77     12.51%       1.04%         3.02%         190.70%           $18
  1996                    $14.20     35.39%       0.95%<F5>     2.87%          98.58%           $32
  1997                    $15.75     14.29%       0.89%         2.81%          86.44%           $47
  1998                    $16.78     15.53%       0.91%         2.21%          99.37%           $43
  1999                    $14.81      8.62%       0.97%         2.40%         137.51%           $26
  Period Ended December 31,
  1999                    $18.62     28.86%       0.98%<F7>     1.32%<F7>      17.91%           $34

                                        INCOME (LOSS) FROM
                                       INVESTMENT OPERATIONS                               DISTRIBUTIONS
                         -------------------------------------------------   ------------------------------------------
                                                  Net Realized                             Distributions
                                                      and                                    from Net
                         Net Asset                 Unrealized      Total      Dividends      Realized
                          Value,         Net          Gains         from       from Net     Gains from
                         Beginning   Investment   (Losses) on    Investment   Investment    Investment         Total
                         of Period     Income     Investments    Operations     Income     Transactions    Distributions

  LINDNER SMALL-CAP FUND
  ----------------------
  Period Ended June 30,
  1995                     $4.79       ($0.03)       $0.71         $0.68        $0.01          $0.00          $0.01
  1996                     $5.46        $0.00        $1.30         $1.30        $0.00          $0.61          $0.61
  1997                     $6.15        $0.04        $1.49         $1.53        $0.01          $0.00          $0.01
  1998                     $7.67        $0.09        $1.07         $1.16        $0.04          $0.30          $0.34
  1999                     $8.49        $0.08       ($0.12)       ($0.04)       $0.08          $0.31          $0.39
  Period Ended December 31,
  1999                     $8.06        $0.06        $0.83         $0.89        $0.10          $0.04          $0.14


                                                                RATIOS/SUPPLEMENTAL DATA
                                                 -----------------------------------------------------
                                                              Ratio of Net
                                                               Investment                     Net
                         Net Asset                Ratio of       Income                     Assets,
                          Value,                  Expenses         to        Portfolio      End of
                          End of      Total      to Average     Average      Turnover       Period
                          Period    Return<F4>   Net Assets    Net Assets      Rate      (In Millions)

  LINDNER SMALL-CAP FUND
  ----------------------
  Period Ended June 30,
  1995                    $5.46      14.32%       1.65%         (0.57%)       158.62%            $8
  1996                    $6.15      25.70%       1.22%<F5>     (0.04%)       103.05%           $10
  1997                    $7.67      24.96%       0.96%          0.46%         49.49%           $25
  1998                    $8.49      15.24%       0.87%          1.13%         24.52%           $54
  1999                    $8.06       0.11%       0.94%          0.99%         65.98%           $38
  Period Ended December 31,
  1999                    $8.81      11.21%       1.01%<F7>      0.79%<F7>     94.05%           $29

                                                    FINANCIAL HIGHLIGHTS
                                 (FOR AN INVESTOR SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                        INCOME (LOSS) FROM
                                       INVESTMENT OPERATIONS                               DISTRIBUTIONS
                         -------------------------------------------------   ------------------------------------------
                                                  Net Realized                             Distributions
                                                      and                                    from Net
                         Net Asset                 Unrealized      Total      Dividends      Realized
                          Value,         Net          Gains         from       from Net     Gains from
                         Beginning   Investment   (Losses) on    Investment   Investment    Investment         Total
                         of Period     Income     Investments    Operations     Income     Transactions    Distributions

  LINDNER MARKET NEUTRAL FUND
  ---------------------------
  Period Ended June 30,
  1995                     $7.17       $0.11        ($0.10)        $0.01        $0.05          $0.04          $0.09
  1996                     $7.09       $0.26         $1.32         $1.58        $0.31          $0.00          $0.31
  1997                     $8.36       $0.29        ($1.81)       ($1.52)       $0.14          $0.00          $0.14
  1998                     $6.70       $0.23        ($0.89)       ($0.66)       $0.39          $0.00          $0.39
  1999                     $5.65       $0.23         $0.01         $0.24        $0.17          $0.00          $0.17
  Period Ended December 31,
  1999                     $5.72       $0.10         $0.56         $0.66        $0.21          $0.00          $0.21

                                                                RATIOS/SUPPLEMENTAL DATA
                                                 -----------------------------------------------------
                                                              Ratio of Net
                                                               Investment                     Net
                         Net Asset                Ratio of       Income                     Assets,
                          Value,                  Expenses         to        Portfolio      End of
                          End of      Total      to Average     Average      Turnover       Period
                          Period    Return<F4>   Net Assets    Net Assets      Rate      (In Millions)

  LINDNER MARKET NEUTRAL FUND
  ---------------------------
  Period Ended June 30,
  1995                    $7.09        0.10%      1.27%         2.45%         122.64%        $65
  1996                    $8.36       23.44%      1.24%<F5>     2.45%         139.82%        $62
  1997                    $6.70      (18.43%)     1.20%         3.86%         457.57%        $68
  1998                    $5.65      (10.08%)     1.23%         1.66%         109.32%        $28
  1999                    $5.72        4.29%      1.45%         3.46%         104.92%        $18
  Period Ended December 31,
  1999                    $6.17       11.49%      2.14%<F7>     2.82%<F7>     252.53%        $18

                                        INCOME (LOSS) FROM
                                       INVESTMENT OPERATIONS                               DISTRIBUTIONS
                         -------------------------------------------------   ------------------------------------------
                                                  Net Realized                             Distributions
                                                      and                                    from Net
                         Net Asset                 Unrealized      Total      Dividends      Realized
                          Value,         Net          Gains         from       from Net     Gains from
                         Beginning   Investment   (Losses) on    Investment   Investment    Investment         Total
                         of Period     Income     Investments    Operations     Income     Transactions    Distributions

  LINDNER GOVERNMENT MONEY MARKET FUND<F3>
  ----------------------------------------
  Period Ended June 30,
  1997                     $1.00       $0.05        $0.00         $0.05         $0.05          $0.00          $0.05
  1998                     $1.00       $0.05        $0.00         $0.05         $0.05          $0.00          $0.05
  1999                     $1.00       $0.05        $0.00         $0.05         $0.05          $0.00          $0.05
  Period Ended December 31,
  1999                     $1.00       $0.02        $0.00         $0.02         $0.02          $0.00          $0.02


                                                                RATIOS/SUPPLEMENTAL DATA
                                                 -----------------------------------------------------
                                                              Ratio of Net
                                                               Investment                     Net
                         Net Asset                Ratio of       Income                     Assets,
                          Value,                  Expenses         to        Portfolio      End of
                          End of      Total      to Average     Average      Turnover       Period
                          Period    Return<F4>   Net Assets    Net Assets      Rate      (In Millions)

  LINDNER GOVERNMENT MONEY MARKET FUND<F3>
  ----------------------------------------
  Period Ended June 30,
  1997                    $1.00        5.02%      0.43%         5.45%              --          $39
  1998                    $1.00        5.21%      0.50%         5.08%              --          $43
  1999                    $1.00        4.70%      0.50%         4.53%              --          $44
  Period Ended December 31,
  1999                    $1.00        2.41%      0.50%<F7>     4.77%<F7>          --          $47

                                        INCOME (LOSS) FROM
                                       INVESTMENT OPERATIONS                               DISTRIBUTIONS
                         -------------------------------------------------   ------------------------------------------
                                                  Net Realized                             Distributions
                                                      and                                    from Net
                         Net Asset                 Unrealized      Total      Dividends      Realized
                          Value,         Net          Gains         from       from Net     Gains from
                         Beginning   Investment   (Losses) on    Investment   Investment    Investment         Total
                         of Period     Income     Investments    Operations     Income     Transactions    Distributions

  LINDNER OPPORTUNITIES FUND<F6>
  ------------------------------
  Period Ended December 31,
  1999                     $12.00      $0.02        $2.16         $2.18         $0.01          $0.02          $0.03

                                                                RATIOS/SUPPLEMENTAL DATA
                                                 -----------------------------------------------------
                                                              Ratio of Net
                                                               Investment                     Net
                         Net Asset                Ratio of       Income                     Assets,
                          Value,                  Expenses         to        Portfolio      End of
                          End of      Total      to Average     Average      Turnover       Period
                          Period    Return<F4>   Net Assets    Net Assets      Rate      (In Millions)

  LINDNER OPPORTUNITIES FUND<F6>
  ------------------------------
  Period Ended December
  1999                    $14.15      18.20%      1.25%<F7>     0.99%<F7>     301.03%         $2.0

<F1>Historical performance information is for Lindner Fund, Inc. ("LFI"), the predecessor of the Lindner Large-Cap Fund series of the Trust. The Lindner Large-Cap Fund series of the Trust succeeded to all of the assets and liabilities of LFI on June 30, 1995, pursuant to a reorganization approved by the shareholders of LGFI on June 29, 1995.

<F2>Historical performance information is for Lindner Dividend Fund, Inc.
    ("LDFI"), the predecessor of the Lindner Asset Allocation Fund series of the Trust. The Lindner Asset Allocation Fund series of the Trust succeeded to all of the assets and liabilities of LDFI on June 30, 1995, pursuant to a reorganization approved by the shareholders of LDFI on June 29, 1995.

<F3>Operations commenced on July 6, 1996.

<F4>Total return for periods of less than one year are not annualized. Total return is the percentage increase in value for a period, assuming initial investment at the net asset value on the day before the start of the period and assuming all dividends and distributions were reinvested and a redemption at the net asset value on the last day of the period.

<F5>Expense ratio for periods after September 1, 1995, are computed using gross expenses which include fees reduced in connection with specific agreements.

<F6>Operations commenced on October 11, 1999.

<F7>Annualized.

                                                    FINANCIAL HIGHLIGHTS
                              (FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                        INCOME (LOSS) FROM
                                       INVESTMENT OPERATIONS                               DISTRIBUTIONS
                         -------------------------------------------------   ------------------------------------------
                                                  Net Realized                             Distributions
                                                      and                                    from Net
                         Net Asset                 Unrealized      Total      Dividends      Realized
                          Value,         Net          Gains        from       from Net     Gains from
                         Beginning   Investment   (Losses) on    Investment   Investment    Investment         Total
                         of Period     Income     Investments    Operations     Income     Transactions    Distributions

  LINDNER LARGE-CAP FUND
  ----------------------
  Period Ended June 30,
  1997<F1>                 $26.39      $0.34         $2.68         $3.02        $0.37          $3.10          $3.47
  1998                     $25.94      $0.35        ($0.30)        $0.05        $0.31          $3.48          $3.79
  1999                     $22.20      $0.28        ($3.41)       ($3.13)       $0.31          $2.74          $3.05
  Period Ended December 31,
  1999                     $16.02      $0.06         $1.73         $1.79        $0.22          $0.87          $1.09

                                                                RATIOS/SUPPLEMENTAL DATA
                                                 -----------------------------------------------------
                                                              Ratio of Net
                                                               Investment                     Net
                         Net Asset                Ratio of       Income                     Assets,
                          Value,                  Expenses         to        Portfolio      End of
                          End of      Total      to Average     Average      Turnover      Period (In
                          Period    Return<F4>   Net Assets    Net Assets      Rate        Thousands)

  LINDNER LARGE-CAP FUND
  ----------------------
  Period Ended June 30,
  1997<F1>                $25.94      15.36%      0.46%         1.29%         36.39%           $102
  1998                    $22.20       0.08%      0.75%         1.05%         44.43%           $369
  1999                    $16.02     (14.01%)     0.85%         1.13%         53.41%           $185
  Period Ended December 31,
  1999                    $16.72      11.42%      1.09%<F7>     0.23%<F7>     62.30%           $199

                                        INCOME (LOSS) FROM
                                       INVESTMENT OPERATIONS                               DISTRIBUTIONS
                         -------------------------------------------------   ------------------------------------------
                                                  Net Realized                             Distributions
                                                      and                                    from Net
                         Net Asset                 Unrealized      Total      Dividends      Realized
                          Value,         Net          Gains         from       from Net     Gains from
                         Beginning   Investment   (Losses) on    Investment   Investment    Investment         Total
                         of Period     Income     Investments    Operations     Income     Transactions    Distributions

  LINDNER ASSET ALLOCATION FUND
  -----------------------------
  Period Ended June 30,
  1997<F2>                 $28.07      $1.61         $0.66         $2.27        $1.66          $0.78          $2.44
  1998                     $27.90      $1.78         $2.00         $3.78        $1.66          $2.49          $4.15
  1999                     $27.53      $2.15        ($3.83)       ($1.68)       $1.94          $0.50          $2.44
  Period Ended December 31,
  1999                     $23.41      $0.66         $0.66         $1.32        $0.75          $0.00          $0.75

                                                                RATIOS/SUPPLEMENTAL DATA
                                                 -----------------------------------------------------
                                                              Ratio of Net
                                                               Investment                     Net
                         Net Asset                Ratio of       Income                     Assets,
                          Value,                  Expenses         to        Portfolio      End of
                          End of      Total      to Average     Average      Turnover      Period (In
                          Period    Return<F4>   Net Assets    Net Assets      Rate        Thousands)

  LINDNER ASSET ALLOCATION FUND
  -----------------------------
  Period Ended June 30,
  1997<F2>                $27.90      9.84%       0.85%         5.69%         40.32%         $2,010
  1998                    $27.53     14.49%       0.88%         6.14%         28.56%         $2,777
  1999                    $23.41     (5.74%)      0.90%         7.64%         31.74%         $4,143
  Period Ended December 31,
  1999                    $23.98      5.78%       0.97%<F7>     4.93%<F7>     59.35%         $3,586


                                        INCOME (LOSS) FROM
                                       INVESTMENT OPERATIONS                               DISTRIBUTIONS
                         -------------------------------------------------   ------------------------------------------
                                                  Net Realized                             Distributions
                                                      and                                    from Net
                         Net Asset                 Unrealized      Total      Dividends      Realized
                          Value,         Net          Gains         from       from Net     Gains from
                         Beginning   Investment   (Losses) on    Investment   Investment    Investment         Total
                         of Period     Income     Investments    Operations     Income     Transactions    Distributions

  LINDNER UTILITY FUND
  --------------------
  Period Ended June 30,
  1997<F3>                 $14.20      $0.27        $1.60         $1.87         $0.31          $0.02          $0.33
  1998                     $15.74      $0.26        $2.03         $2.29         $0.26          $0.93          $1.19
  1999                     $16.84      $0.19        $0.53         $0.72         $0.19          $2.41          $2.60
  Period Ended December 31
  1999                     $14.96      $0.09        $3.84         $3.93         $0.10          $0.31          $0.41

                                                                RATIOS/SUPPLEMENTAL DATA
                                                 -----------------------------------------------------
                                                              Ratio of Net
                                                               Investment                     Net
                         Net Asset                Ratio of       Income                     Assets,
                          Value,                  Expenses         to        Portfolio      End of
                          End of      Total      to Average     Average      Turnover      Period (In
                          Period    Return<F4>   Net Assets    Net Assets      Rate        Thousands)

  LINDNER UTILITY FUND
  --------------------
  Period Ended June 30,
  1997<F3>                $15.74     14.52%       0.75%         2.42%          86.44%           $54
  1998                    $16.84     15.23%       1.22%         1.99%          99.37%            $9
  1999                    $14.96      7.99%       1.30%         2.70%         137.51%          $0.2
  Period Ended December 31,
  1999                    $18.48     28.29%       1.23%<F7>     0.99%<F7>      17.91%          $0.3

                                        INCOME (LOSS) FROM
                                       INVESTMENT OPERATIONS                               DISTRIBUTIONS
                         -------------------------------------------------   ------------------------------------------
                                                  Net Realized                             Distributions
                                                      and                                    from Net
                         Net Asset                 Unrealized      Total      Dividends      Realized
                          Value,         Net          Gains         from       from Net     Gains from
                         Beginning   Investment   (Losses) on    Investment   Investment    Investment         Total
                         of Period     Income     Investments    Operations     Income     Transactions    Distributions

  LINDNER SMALL-CAP FUND
  ----------------------
  Period Ended June 30,
  1997<F4>                 $6.15       $0.04         $1.49         $1.53        $0.01          $0.00          $0.01
  1998                     $7.67       $0.08         $1.06         $1.14        $0.03          $0.30          $0.33
  1999                     $8.48       $0.08        ($0.13)       ($0.05)       $0.08          $0.31          $0.39
  Period Ended December 31,
  1999                     $8.04       $0.06         $0.83         $0.89        $0.10          $0.04          $0.14

                                                                RATIOS/SUPPLEMENTAL DATA
                                                 -----------------------------------------------------
                                                              Ratio of Net
                                                               Investment                     Net
                         Net Asset                Ratio of       Income                     Assets,
                          Value,                  Expenses         to        Portfolio      End of
                          End of      Total      to Average     Average      Turnover      Period (In
                          Period    Return<F4>   Net Assets    Net Assets      Rate        Thousands)

  LINDNER SMALL-CAP FUND
  ----------------------
  Period Ended June 30,
  1997<F4>                $7.67      21.21%       0.59%         0.26%         49.49%           $0.2
  1998                    $8.48      15.02%       1.31%         0.99%         24.52%           $154
  1999                    $8.04      (0.07%)      1.16%         1.44%         65.98%         $1,631
  Period Ended December 31,
  1999                    $8.79      11.19%       1.24%<F7>     1.82%<F7>     94.05%         $1,771


                                        INCOME (LOSS) FROM
                                       INVESTMENT OPERATIONS                               DISTRIBUTIONS
                         -------------------------------------------------   ------------------------------------------
                                                  Net Realized                             Distributions
                                                      and                                    from Net
                         Net Asset                 Unrealized      Total      Dividends      Realized
                          Value,         Net          Gains         from       from Net     Gains from
                         Beginning   Investment   (Losses) on    Investment   Investment    Investment         Total
                         of Period     Income     Investments    Operations     Income     Transactions    Distributions

  LINDNER MARKET NEUTRAL FUND
  ---------------------------
  Period Ended June 30,
  1997<F5>                   $8.36     $0.26        ($1.81)       ($1.55)      $0.14          $0.00           $0.14
  1998                       $6.67    ($0.16)       ($0.49)       ($0.65)      $0.00          $0.00           $0.00
  1999                       $6.02     $0.23         $0.01         $0.24       $0.17          $0.00           $0.17
  Period Ended December 31,
  1999                       $6.09     $0.10         $0.56         $0.66       $0.20          $0.00           $0.20

                                                                RATIOS/SUPPLEMENTAL DATA
                                                 -----------------------------------------------------
                                                              Ratio of Net
                                                               Investment                     Net
                         Net Asset                Ratio of       Income                     Assets,
                          Value,                  Expenses         to        Portfolio      End of
                          End of      Total      to Average     Average      Turnover      Period (In
                          Period    Return<F4>   Net Assets    Net Assets      Rate        Thousands)

  LINDNER MARKET NEUTRAL FUND
  ---------------------------
  Period Ended June 30,
  1997<F5>                $6.67      (18.61%)     1.37%         4.45%         457.57%        $1.6
  1998                    $6.02       (9.75%)     1.86%        16.68%         109.32%        $0.1
  1999                    $6.09        4.02%      0.96%         3.13%         104.92%        $0.1
  Period Ended December
  1999                    $6.55       10.87%      1.15%<F7>     2.81%<F7>     252.53%        $0.1

<F1>For the period July 12, 1996 (initial purchase) to June 30, 1997.

<F2>For the period July 9, 1996 (initial purchase) to June 30, 1997.

<F3>For the period October 31, 1996 (initial purchase) to June 30, 1997.

<F4>For the period November 1, 1996 (initial purchase) to June 30, 1997.

<F5>For the period July 9, 1996 (initial purchase) to June 30, 1997.

<F6>Total return for periods of less than one year are not annualized. Total return is the percentage increase in value for a period, assuming initial investment at the net asset value on the day before the start of the period and assuming all dividends and distributions were reinvested and a redemption at the net asset value on the last day of the period.

<F7>Annualized.

38